As filed with the Securities and Exchange Commission November 27, 1998

                                                                File Nos.2-11346
                                                                         811-537

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                       Post Effective Amendment No. 78 (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 24 (X)

                         FRANKLIN CUSTODIAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (Date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on February 1, 1999 pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (Date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Shares of Common Stock of:

Franklin Custodian  Funds,  Inc.
Growth Series - Class A
Growth Series - Class B
Growth Series - Class C
Growth Series - Advisor Class
Utilities Series - Class A
Utilities Series - Class B
Utilities Series - Class C
Utilities Series - Advisor Class
DynaTech Series - Class A
DynaTech Series - Class C
Income Series - Class A
Income Series - Class B
Income Series - Class C
Income Series - Advisor Class
U.S. Government Securities Series - Class A
U.S. Government Securities Series - Class B
U.S. Government Securities Series - Class C
U.S. Government Securities Series - Advisor Class


Prospectus

FRANKLIN
CUSTODIAN FUNDS, INC.

CLASS A, B & C

INVESTMENT STRATEGY     DYNATECH - CLASS A & C
GROWTH                  GROWTH SERIES - CLASS A, B & C

INVESTMENT STRATEGY     INCOME SERIES - CLASS A, B & C
GROWTH & INCOME         UTILITIES SERIES - CLASS A, B & C

INVESTMENT STRATEGY     U.S. GOVERNMENT
INCOME                  SECURITIES SERIES - CLASS A, B & C


FEBRUARY 1, 1999


[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS

THE FUNDS

[Begin callout]
Information about each fund you should know before investing
[End callout]

page #      DYNATECH SERIES
page #      GROWTH SERIES
page #      INCOME SERIES
page #      UTILITIES SERIES
page #      U.S. GOVERNMENT SECURITIES SERIES

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Choosing a Share Class

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover


DYNATECH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the common stocks of companies that emphasize technological development, in fast-growing industries, as well as in undervalued stocks. The fund's manager searches for industry leaders and companies that it believes have a competitive advantage due to their state-of-the-art products and technologies.

The fund may invest a significant portion of its assets in smaller companies. Smaller company stocks are generally those with market capitalizations of less than $1.5 billion. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests less than 10% of its assets in foreign securities.

[Begin callout]
The fund will normally invest primarily in common stocks of companies that emphasize technological development, in fast-growing industries, as well as in undervalued stocks.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in companies that emphasize technological development, in fast growing industries or undervalued stocks.


[Insert graphic of chart with line going up and down] MAIN RISKS

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALL COMPANIES Investing in stocks of small companies may involve greater risk than investing in larger company stocks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

Small company stocks may fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise or vice versa.

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TECHNOLOGY COMPANIES Companies in the rapidly changing fields of science and technology face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Prices of technology company securities historically have been more volatile than other securities, especially over the short term.

[Begin callout]
Investors should be aware of the special risks of aggressively seeking capital appreciation, including investment in securities of a more speculative nature with a greater emphasis on short-term trading profits. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies located outside the U.S. may offer significant opportunities for gain, but they also involve additional risks that can increase the potential for losses in the fund. Investments in depositary receipts also involve some or all of the following risks.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price.

COMPANY RISK. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation than in the U.S.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]



[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

 6.49%   29.76%  3.18%  35.45%   4.20%  7.43%    5.21%   26.13%  28.79%   14.62%
    88       89     90      91      92     93       94       95      96       97

                                      YEAR

[Begin callout]
BEST QUARTER:
Q1 '91 18.07%

WORST QUARTER:
Q3 '90 -16.06%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                  1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin Dynatech Series - Class  8.02%        14.67%        14.84%
A2
S&P 500(R)Index3                   33.36%       20.27%        18.05%

                                               SINCE
                                               INCEPTION
                                  1 YEAR       (9/16/96)
--------------------------------------------------------------------------
Franklin Dynatech Series - Class  11.43%       20.69%
C2
S&P 500(R)Index3                   33.36%       35.73%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 9.25% for Class A.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  CLASS A1            CLASS C1
Maximum sales charge (load) as a  5.75%               1.99%
percentage of offering price
     Paid at time of purchase     5.75%               1.00%
     Paid at redemption           None (2)            0.99% (3)

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                 CLASS A1        CLASS C1
Management fees                                  0.56%           0.56%
Distribution and service (12b-1) fees (4)        0.23%           1.00%
Other expenses                                   0.23%           0.23%
                                                 -----------------------
Total annual fund operating expenses             1.02%           1.79%
                                                 =======================


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. Except for investments of $1 million or more (see page #) and purchases by certain retirement plans without an initial sales charge.
3. This is  equivalent  to a charge of 1% based on net asset value.
4. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.


EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR           3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------
CLASS A      $673(1)          $881         $1,106      $1,751
CLASS C      $378(2)          $658         $1,060      $2,184


1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. For the same Class C investment, your costs would be $280 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

RUPERT H. JOHNSON, JR., PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since inception and has been with the Franklin Templeton Group since 1965.

LISA COSTA CMT, VICE PRESIDENT OF ADVISERS
Ms. Costa has been a manager on the fund since 1983 and has been with the Franklin Templeton Group since 1980.

KEVIN CARRINGTON CFA, VICE PRESIDENT OF ADVISERS
Ms. Carrington has been a manager on the fund since 1995 and has been with the Franklin Templeton Group since 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.56% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

 [Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


CLASS A                                         YEAR ENDED SEPTEMBER 30,
                                    1998      1997      1996(1)    1995     1994
----------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                   18.48     14.03      12.78     9.85     10.29
                                --------------------------------------------------
  Net investment income               .27       .10        .06      .12       .07
  Net realized and unrealized
   gains (losses)                     .23      4.81       1.54     2.99       .21
                                --------------------------------------------------
Total from investment
Operations                            .50      4.91       1.60     3.11       .28
                                --------------------------------------------------
Dividends from net
  investment income                  (.17)     (.06)      (.12)    (.05)     (.12)
In excess of net investment
  income                               --        --         --       --        --
Distributions from net
  realized gains                     (.97)     (.40)      (.23)    (.13)     (.60)
                                --------------------------------------------------
Total distributions                 (1.14)     (.46)      (.35)    (.18)     (.72)
                                --------------------------------------------------
Net asset value, end of year        17.84     18.48      14.03    12.78      9.85
                                ==================================================

Total return (%)2                    3.06     35.63      12.84    32.10      2.89

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       215,864   188,102    104,508   92,987    67,413
Ratios to average net
Assets: (%)
  Expenses                           1.02      1.04       1.05     1.01      1.00
  Net investment income              1.55       .75        .43     1.11       .69
Portfolio turnover rate (%)         10.84      5.59      11.94     9.83      9.73

CLASS C

PER SHARE DATA ($)
Net asset value,
beginning of year                   18.30     14.03      13.57
                                -------------------------------
Net investment income
  (loss)                              .15       .07          -
Net realized and unrealized
  gains (losses)                      .17      4.66        .46
                                -------------------------------
Total from investment
operations                            .32      4.73        .46
                                -------------------------------
Dividends from net
  investment income                 (.12)     (.06)         --
Distributions from net
  realized gains                    (.97)     (.40)         --
                                -------------------------------
Total distributions                (1.09)     (.46)         --
                                -------------------------------
Net asset value, end of year        17.53     18.30      14.03
                                ===============================

Total return (%)2                    2.03     34.32       3.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                        12,358     3,386         --
Ratios to average net
assets: (%)
  Expenses                           1.79      1.82    1.85(3)
Net investment income
  (loss)                              .81       .25   (.14)(3)
Portfolio turnover rate (%)         10.84      5.59      11.94

(1) For the period September 16, 1996 (effective date) to September 30, 1996 for Class C.
(2) Total return does not include sales charges, and is not annualized.
(3) Annualized.


GROWTH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the common stocks of companies that are leaders in their industries. The fund's manager looks for securities it believes offer favorable possibilities for capital appreciation.

The fund may invest up to 40% of its assets in smaller companies, as well as in new and emerging industries where growth is expected to be above average. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests less than 10% of its assets in foreign securities.

[Begin callout]
The fund will normally invest primarily in the common stocks of companies that are leaders in their industries.
[End callout]

TEMPORARY INVESTMENTS The managers may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in common stocks of companies that are leaders in their industries.

[Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALL COMPANIES Investing in stocks of small companies may involve greater risk than investing in larger company stocks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

Small company stocks may fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise or vice versa.

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

 9.14%   23.79%  2.07%  26.71%   2.96%  7.10%    2.92%   38.40%  16.68%   18.60%
    88       89     90      91      92     93       94       95      96       97

                                      YEAR

[Begin callout]
Best quarter:
Q1 '91 14.09%

Worst quarter:
Q3 '90 -12.73%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                   1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin Growth Series - Class A2  11.78%       14.76%        13.60%
S&P 500(R)Index3                   33.36%       20.27%        18.05%

                                               SINCE
                                               INCEPTION
                                   1 YEAR       (5/1/95)
--------------------------------------------------------------------------
Franklin Growth Series - Class C2  15.53%       20.78%
S&P 500(R)Index3                   33.36%       29.61%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 5.50% for Class A.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            5.75%          4.00%     1.99%
  Paid at time of purchase              5.75%          None      1.00%
  Paid at redemption                    None3          4.00%     0.99%4
Exchange fee5                           None           None      None

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Management fees                         0.46%          0.46%     0.46%
Distribution and service
(12b-1) fees(6)                         0.23%          1.00%     1.00%
Other expenses                          0.19%          0.19%     0.19%
                                        ------------------------------------
Total annual fund operating expenses
                                        0.88%          1.65%     1.65%
                                        ------------------------------------

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
4. This is equivalent to a charge of 1% based on net asset value.
5. There is a $5 fee for each exchange by a market timer (see page [#]).
6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                            $6601       $840       $1,035     $1,597
CLASS B
   Assuming you sold your shares
   at the end of the period        $568        $820       $1,097     $1,7492
   Assuming you stayed in the fund
                                   $168        $520       $897       $1,7492
CLASS C                            $3643       $615       $988       $2,035

1. Assumes a contingent  deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. For the same Class C investment, your costs would be $266 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

[Insert graphic of briefcase] MANAGEMENT

Franklin Investment Advisory Services, Inc. (Investment Advisory), 16 South Main Street, Suite 303, Norwalk, Connecticut 06854, is the fund's investment manager. Together, Investment Advisory and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

VIVIAN J. PALMIERI, VICE PRESIDENT OF INVESTMENT ADVISORY Mr. Palmieri has been a manager on the fund since 1965 and has been with the Franklin Templeton Group since 1965.

CONRAD B. HERRMANN CFA, PORTFOLIO MANAGER OF INVESTMENT ADVISORY Mr. Herrmann has been a manager on the fund since 1993 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.56% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distribution will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


CLASS A                                         YEAR ENDED SEPTEMBER 30,
                                       1998      1997     1996    1995(1)    1994
                                     -----------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year    27.09    22.82     19.38    14.96     14.25
                                     -----------------------------------------------
Net investment income                   .49      .36       .22      .17       .19
Net realized and unrealized            1.71     4.34      3.53     4.43       .90
  gains (loss)                       -----------------------------------------------
Total from investment operations       2.20     4.70      3.75     4.60      1.09
                                     -----------------------------------------------
Dividends from net investment income   (.47)    (.23)     (.16)    (.14)     (.30)
In excess of net investment income        --       --       --        --        --
Distributions from net realized gains  (.24)    (.20)     (.15)    (.04)     (.08)
                                     -----------------------------------------------
Total distributions                    (.71)    (.43)     (.31)    (.18)     (.38)
                                     -----------------------------------------------
Net asset value, end of year          28.58    27.09     22.82    19.38     14.96
                                     ===============================================

Total return (%)(2)                    8.22    20.84     19.60    31.11      7.63

Ratios/supplemental data
Net assets, end of year ($ x 1,000)  1,635,780 1,435,561 1,020,486 712,866 516,620
Ratios to average net assets: (%)
Expenses                                .88      .89       .87      .90       .77
Net investment income                  1.78     1.60      1.16     1.08      1.23
Portfolio turnover rate (%)             .58     1.77      2.03     1.39      6.52

CLASS C

PER SHARE DATA ($)
Net asset value, beginning of year      26.70    22.60     19.33    16.88
                                       --------------------------------------
Net investment income (loss)              .29      .20       .12      .02
Net realized and unrealized gains (loss) 1.66     4.25      3.46     2.43
                                       --------------------------------------
Total from investment operations         1.95     4.45      3.58     2.45
                                       --------------------------------------
Dividends from net investment income     (.30)    (.15)     (.16)       --
Distributions from net realized gains    (.24)    (.20)     (.15)       --
                                       --------------------------------------
Total distributions                      (.54)    (.35)     (.31)       --
                                       --------------------------------------
Net asset value, end of year            28.11    26.70     22.60    19.33
                                       ======================================

Total return (%)(2)                      7.39    19.91     18.73    14.72

Ratios/supplemental data
Net assets, end of year ($ x 1,000)    189,572  117,218   43,417   4,161
Ratios to average net assets: (%)
Expenses                                 1.65     1.66      1.63     1.79(3)
Net investment income (loss)             1.02      .85       .40      .37(3)
Portfolio turnover rate (%)               .58     1.77      2.03     1.39

(1) For the period May 1, 1995 (effective date) to September 30, 1995 for Class
C.
(2) Total return does not include sales charges, and is not annualized.
(3) Annualized.


INCOME SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents. The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund invests in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The fund may invest up to 100% of total assets in debt securities that are below investment grade, but it is not currently expected that the fund will invest more than 50% of its assets in these securities. Investment grade securities are rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company. The fund may also invest in preferred stocks and debt securities that pay dividends or interest and can be converted into common stock.

The fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

o  the experience and managerial strength of the company;
o  responsiveness to changes in interest rates and business  conditions;
o  debt maturity schedules  and borrowing  requirements;
o the company's changing financial condition and market recognition of the change; and
o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

[Begin callout]
The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents in the U.S. and abroad.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

Securities  rated  below  investment  grade,   sometimes  called  "junk  bonds,"
generally have more risk than higher-rated securities. The principal risks of investing in these securities include:

o SUBSTANTIAL CREDIT RISK. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments.

o DEFAULTED DEBT RISK. If an issuer is not paying or stops paying interest and/or principal on its securities, payments on the securities may never resume. These securities may be worthless and the fund could lose its entire investment.

o VOLATILITY RISK. The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings organizations. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

[Begin callout]
If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the fund's share price. If interest rates rise, the value of the fund's debt securities will also fall. This means you could lose money.
[End callout]

FOREIGN SECURITIES Securities of companies located outside the U.S. may offer significant opportunities for gain, but they also involve additional risks that can increase the potential for losses in the fund. Investments in American, European and Global Depositary Receipts also involve some or all of the following risks.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of legal, business and social frameworks to support securities markets. While short-term volatility in these markets can be disconcerting, declines of 40% to 50% are not unusual.

COMPANY RISK. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars.

EURO On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1
 ......
[Insert bar graph]

 8.81%   12.67% -8.77%  41.15%  15.24% 21.53%   -6.38%   21.29%  10.45%   16.85%
    88       89     90      91      92     93       94       95      96       97

                                      YEAR

[Begin callout]
Best quarter:
Q1 '91 16.67%

Worst quarter:
Q3 '90 -8.58%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                    1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin Income Series - Class A2   12.10%       11.25%        12.01%
S&P 500(R)Index3                    33.36%       20.27%        18.05%
Lehman Bros. Gov't/Corp. Bond       9.76%        7.61%         9.15%
Index4
--------------------------------------------------------------------------
                                                 SINCE
                                                 INCEPTION
                                    1 YEAR       (5/1/95)
--------------------------------------------------------------------------
Franklin Income Series - Class C2   14.29%       14.34%
S&P 500(R)Index3                    33.36%       29.61%
Lehman Bros. Gov't/Corp. Bond        9.76%        9.22%
Index4

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was -2.30% for Class A.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            4.25%          4.00%     1.99%
  Paid at time of purchase              4.25%          None      1.00%
  Paid at redemption                    None3          4.00%     0.99%4
Exchange fee5                           None           None      None

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Management fees                         0.45%          0.45%     0.45%
Distribution and service
(12b-1) fees(6)                         0.15%          0.65%     0.65%
Other expenses                          0.12%          0.12%     0.12%
                                        ------------------------------------
Total annual fund operating expenses
                                        0.72%          1.22%     1.22%
                                        ------------------------------------

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
4. This is equivalent to a charge of 1% based on net asset value.
5. There is a $5 fee for each exchange by a market timer (see page [#]).
6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                            $4951       $645       $809       $1,281
CLASS B
   Assuming you sold your shares
   at the end of the period        $524        $687       $870       $1,3392
   Assuming you stayed in the fund
                                   $124        $387       $670       $1,3392
CLASS C                            $3213       $483       $764       $1,563

1. Assumes a contingent  deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. For the same Class C investment, your costs would be $223 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager on the fund since 1957 and has been with the Franklin Templeton Group since 1957.

MATTHEW F. AVERY, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Avery has been a manager on the fund since 1989 and has been with the Franklin Templeton Group since 1987.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager on the fund since 1998 and has been with the Franklin Templeton Group since 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least monthly, on or about the 15th day of each month, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

 [Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequencesof your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                                         YEAR ENDED SEPTEMBER 30,
                             1998      1997      1996      19951     1994
                           --------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              2.49      2.30     2.30       2.22      2.46
                           --------------------------------------------------
  Net investment income         .17       .18      .19        .18       .17
Net realized and
unrealized
  gains (losses)               (.11)      .20      .02        .11      (.20)
                           --------------------------------------------------
Total from investment
operations                      .06       .38      .21        .29      (.03)
                           --------------------------------------------------
Dividends from net
  investment income            (.18)     (.18)    (.18)      (.18)     (.18)
In excess of net
investment
  income                      --        --       --         --        --
Distributions from net
  realized gains               (.03)     (.01)    (.03)      (.03)     (.03)
                           --------------------------------------------------
Total distributions            (.21)     (.19)    (.21)      (.21)     (.21)
                           --------------------------------------------------
Net asset value, end of        2.34      2.49     2.30       2.30      2.22
year
                           ==================================================

Total return (%)2              2.23     17.31     9.43      14.00     (1.52)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                7,704,983 7,738,7466,780,153  5,885,788 4,891,505
Ratios to average net
assets: (%)
  Expenses                      .72       .72      .70        .71       .64
  Net investment income        6.83      7.45     8.27       8.26      7.37
Portfolio turnover rate       22.01     16.15    25.29      58.64     23.37
(%)

CLASS C

PER SHARE DATA ($)
Net asset value,
beginning of year              2.49      2.30     2.30       2.18
                           ----------------------------------------
Net investment income
  (loss)                        .16       .16      .17        .08
Net realized and
unrealized
  gains (losses)               (.11)      .21      .03        .11
                           ----------------------------------------
Total from investment
operations                      .05       .37      .20        .19
                           ----------------------------------------
Dividends from net
  investment income            (.17)     (.17)    (.17)      (.07)
Distributions from net
  realized gains               (.03)     (.01)    (.03)     --
                           ----------------------------------------
Total distributions            (.20)     (.18)    (.20)      (.07)
                           ----------------------------------------
Net asset value, end of        2.34      2.49     2.30       2.30
year
                           ========================================

Total return (%)2              1.70     16.72     8.86       8.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                1,014,634  695,355  343,314     65,822
Ratios to average net
assets: (%)
  Expenses                     1.22      1.22     1.21       1.23(3)
Net investment income
  (loss)                       6.35      6.96     7.84       7.89(3)
Portfolio turnover rate       22.01     16.15    25.29      58.64
(%)

(1) For the period May 1, 1995 (effective date) to September 30, 1995 for Class
C.
(2) Total return does not include sales charges, and is not annualized.
(3) Annualized.


UTILITIES SERIES

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The fund's goals are capital appreciation and current income.

PRINCIPAL INVESTMENTS The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities.

The fund invests primarily in common stocks and may invest up to 25% of its assets in debt securities. Most of the fund's debt security investments are "investment grade." These are issues rated in the top four ratings categories by independent rating agencies such as Standard & Poor's Corporation or Moody's Investor Service, Inc. or, if unrated, determined by the fund's managers to be comparable. The fund may invest in preferred stocks and convertible securities. The fund generally invests less than 10% of its assets in foreign securities.

[Begin callout]
The fund will normally invest substantially all of its assets in the securities of utilities companies.
[End callout]

TEMPORARY INVESTMENTS The managers may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goals because it will not invest or will invest less in public utilities companies.

[Insert graphic of chart with line going up and down] MAIN RISKS

UTILITIES INDUSTRY The fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

[Begin callout]
Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

FOREIGN SECURITIES Securities of companies located outside the U.S. may offer significant opportunities for gain, but they also involve additional risks that can increase the potential for losses in the fund. Investments in depositary receipts also involve some or all of the following risks.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price.

COMPANY RISK. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation than in the U.S.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

11.64%   25.83%  0.38%  24.18%   9.08% 11.52%  -11.69%   30.68%   2.03%   24.90%
    88       89     90      91      92     93       94       95      96       97

                                      YEAR

[Begin callout]
Best quarter:
Q4 '97 15.02%

Worst quarter:
Q1 '94 -9.95%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                  1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin Utilities Fund - Class   19.56%       9.44%         11.61%
A2
S&P 500(R)Index3                   33.36%       20.27%        18.05%

                                               SINCE
                                               INCEPTION
                                  1 YEAR       (5/1/95)
--------------------------------------------------------------------------
Franklin Utilities Fund - Class   21.95%       17.33%
C2
S&P 500(R)Index3                   33.36%       29.61%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 5.81% for Class A.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            4.25%          4.00%     1.99%
  Paid at time of purchase              4.25%          None      1.00%
  Paid at redemption                    None3          4.00%     0.99%4
Exchange fee5                           None           None      None

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Management fees                         0.46%          0.46%     0.46%
Distribution and service
(12b-1) fees(6)                         0.13%          0.65%     0.65%
Other expenses                          0.17%          0.17%     0.17%
                                        ------------------------------------
Total annual fund operating expenses
                                        0.76%          1.28%     1.28%
                                        ------------------------------------

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
4. This is equivalent to a charge of 1% based on net asset value.
5. There is a $5 fee for each exchange by a market timer (see page [#]).
6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                            $4991       $658       $829       $1,327
CLASS B
   Assuming you sold your shares
   at the end of the period        $530        $706       $902       $1,4022
   Assuming you stayed in the fund
                                   $130        $406       $702       $1,4022
CLASS C                            $3273       $502       $795       $1,630

1. Assumes a contingent  deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. For the same Class C investment, your costs would be $229 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

SALLY EDWARDS HAFF CFA, SENIOR VICE PRESIDENT OF ADVISERS Ms. Haff has been a manager on the fund since 1990 and has been with the Franklin Templeton Group since 1986.

GREGORY E. JOHNSON, VICE PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since 1987 and has been with the Franklin Templeton Group since 1986.

IAN LINK CFA, VICE PRESIDENT OF ADVISERS
Mr. Link has been a manager on the fund since 1995 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least quarterly in March, June, September and December representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

 [Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                                         YEAR ENDED SEPTEMBER 30,
                              1998       1997      1996      19951      1994
                            ----------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               10.04       9.73      9.75       8.33     10.78
                            ----------------------------------------------------
  Net investment income           .52        .53       .54        .53       .55
Net realized and unrealized
  gains (losses)                 1.58        .73       .03       1.42     (2.44)
                            ----------------------------------------------------
Total from investment
operations                       2.10       1.26       .57       1.95     (1.890
                            ----------------------------------------------------
Dividends from net
  investment income              (.52)      (.52)     (.52)      (.52)     (.52)
Distributions from net
  realized gains                 (.26)      (.43)     (.07)      (.01)     (.04)
                            ----------------------------------------------------
Total distributions              (.78)      (.95)     (.59)      (.53)     (.56)
                            ----------------------------------------------------
Net asset value, end of         11.36      10.04      9.73       9.75      8.33
year
                            ====================================================

Total return (%)2               21.71      13.72      5.94      24.19    (17.94)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 2,054,546  1,953,273 2,400,561  2,765,976 2,572,508
Ratios to average net
assets: (%)
  Expenses                        .76        .75       .71        .73       .64
  Net investment income          4.73       5.26      5.24       5.88      5.76
Portfolio turnover rate (%)     11.77       7.24     17.05       5.55      6.34

CLASS C

PER SHARE DATA ($)
Net asset value,
beginning of year               10.02       9.72      9.75       8.89
                            ------------------------------------------
Net investment income
  (loss)                          .46        .45       .46        .23
Net realized and unrealized
  gains (losses)                 1.60        .76       .06        .88
                            ------------------------------------------
Total from investment
operations                       2.06       1.21       .52       1.11
                            ------------------------------------------
Dividends from net
  investment income              (.47)      (.48)     (.48)      (.25)
Distributions from net
  realized gains                 (.26)      (.43)     (.07)        --
                            ------------------------------------------
Total distributions              (.73)      (.91)     (.55)      (.25)
                            ------------------------------------------
Net asset value, end of         11.35      10.02      9.72       9.75
year
                            ==========================================

Total return (%)2               21.24      13.06      5.39      13.01

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    40,628     21,906    19,655     8,369
Ratios to average net
assets: (%)
  Expenses                       1.28       1.27      1.23       1.21(3)
Net investment income
  (loss)                         4.19       4.78      4.86       5.15(3)
Portfolio turnover rate (%)     11.77       7.24     17.05       5.55

(1) For the period May 1, 1995 (effective date) to September 30, 1995 for Class
C
(2) Total return does not include sales charges, and is not annualized.
(3) Annualized.


U.S. GOVERNMENT SECURITIES SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is income.

PRINCIPAL INVESTMENTS The fund will normally invest in a portfolio limited to U.S. government securities. These securities include U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies. The fund currently invests solely in Government National Mortgage Association obligations ("Ginnie Maes"), except for its investments in U.S. Treasury securities and cash. The fund may buy and sell Ginnie Maes on a "to-be-announced" and "delayed delivery" basis.

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions.

[Begin callout]
The fund normally invests in a portfolio limited to U.S. government securities. The fund currently invests solely in Ginnie Maes, except for its investments in U.S. Treasury securities and cash.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it will not invest or will invest less in Ginnie Maes.

[Insert graphic of chart with line going up and down] MAIN RISKS

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

GINNIE MAES Ginnie Maes differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's returns and share price.

[Begin callout]
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's shares price. This means you would lose money over short or even extended periods. If rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's income and yield.
 [End callout]

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

 7.45%   13.11% 10.78%  13.71%   7.40%  6.92%   -2.69%   16.73%   4.60%    9.46%
    88       89     90      91      92     93       94       95      96       97

                                      YEAR

[Begin callout]
Best quarter:
Q2 '89 6.72%

Worst quarter:
Q1 '94 -2.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                  1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin U.S. Government          4.82%        5.89%         8.15%
Securities Series - Class A2
Lehman Bros. Interm. Gov't Bond   7.72%        6.39%         8.13%
Index3
                                               SINCE
                                               INCEPTION
                                  1 YEAR       (5/1/95)
--------------------------------------------------------------------------
Franklin U.S. Government          6.76%        7.76%
Securities Series - Class C2
Lehman Bros. Interm. Gov't Bond   7.72%        7.65%
Index3

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 6.13% for Class A.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            4.25%          4.00%     1.99%
  Paid at time of purchase              4.25%          None      1.00%
  Paid at redemption                    None3          4.00%     0.99%4
Exchange fee5                           None           None      None

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A1       CLASS B2  CLASS C1
----------------------------------------------------------------------------
Management fees                         0.45%          0.45%     0.45%
Distribution and service
(12b-1) fees(6)                         0.09%          0.65%     0.65%
Other expenses                          0.11%          0.11%     0.11%
                                        ------------------------------------
Total annual fund operating expenses
                                        0.65%          1.21%     1.21%
                                        ------------------------------------

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
4. This is equivalent to a charge of 1% based on net asset value.
5. There is a $5 fee for each exchange by a market timer (see page [#]).
6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                            $4891       $624       $772       $1,201
CLASS B
   Assuming you sold your shares
   at the end of the period        $523        $684       $865       $1,3102
   Assuming you stayed in the fund
                                   $123        $384       $665       $1,3102
CLASS C                            $3203       $480       $758       $1,551

1. Assumes a contingent  deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. For the same Class C investment, your costs would be $222 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

JACK LEMEIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Lemein has been a manager on the fund since 1984 and has been with the Franklin Templeton Group since 1984.

T. ANTHONY COFFEY CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Coffey has been a manager on the fund since 1989 and has been with the Franklin Templeton Group since 1989.

ROGER BAYSTON CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Bayston has been a manager on the fund since 1991 and has been with the Franklin Templeton Group since 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least monthly, on or about the 15th day of each month, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

 [Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                                         YEAR ENDED SEPTEMBER 30,
                             1998      1997      1996      19951      1994
                           ---------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              6.89      6.72     6.87       6.51      7.20
                           ---------------------------------------------------
  Net investment income         .46       .48      .49        .50       .50
Net realized and
unrealized
                           ---------------------------------------------------
  gains (losses)                .10       .17     (.15)       .35      (.68)
                           ---------------------------------------------------
Total from investment
operations                      .56       .65      .34        .85      (.18)
                           ---------------------------------------------------
Dividends from net
  investment income            (.46)     (.48)    (.49)      (.49)     (.51)
Net asset value, end of        6.99      6.89     6.72       6.87      6.51
year
                           ===================================================

Total return (%)2              8.41     10.08     5.15      13.56     (2.75)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                9,049,829 9,350,751 10,129,483 11,101,60 511,668,747
Ratios to average net
assets: (%)
  Expenses                      .65       .64      .61        .61       .55
  Net investment income        6.67      7.01     7.18       7.50      7.37
Portfolio turnover rate       25.98      1.74     8.01       5.48     18.28
(%)

CLASS C

PER SHARE DATA ($)
Net asset value,
beginning of year              6.87      6.70     6.85       6.67
                           ----------------------------------------
Net investment income
  (loss)                        .42       .44      .45        .21
Net realized and
unrealized
  gains (losses)                .10       .17     (.15)       .16
                           ----------------------------------------
Total from investment
operations                      .52       .61      .30        .37
                           ----------------------------------------
Dividends from net
  investment income            (.42)     (.44)    (.45)      (.19)
Net asset value, end of        6.97      6.87     6.70       6.85
year
                           ========================================

Total return (%)2              7.85      9.48     4.55       5.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 271,665   120,818   57,657     11,695
Ratios to average net
assets: (%)
  Expenses                     1.21      1.20     1.17       1.18(3)
Net investment income
  (loss)                       6.10      6.44     6.80       6.48(3)
Portfolio turnover rate       25.98      1.74     8.01       5.48
(%)

(1) For the period May 1, 1995 (effective  date) to September 30, 1995 for Class
C.
(2) Total return does not include sales charges, and is not annualized.
(3) Annualized.


YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                  CLASS B                 CLASS C
-------------------------------------------------------------------------
o  Initial sales          o No initial sales      o Initial sales
   charge of 5.75%          charge                  charge of 1%
   (DynaTech and Growth
   Series), 4.25%
   (Income, Utilities
   and U.S. Government
   Securities Series)
   or less

o  Deferred sales         o Deferred sales        o Deferred sales
   charge of 1% on          charge of 4% or         charge of 1% on
   purchases of $1          less on shares you      shares you sell
   million or more sold     sell within six         within 18 months
   within 12 months         years

o  Lower annual           o Higher annual         o Higher annual
   expenses than Class      expenses than Class     expenses than Class
   B or C due to lower      A (same as Class C)     A (same as Class B)
   distribution fees        due to higher           due to higher
                            distribution fees.      distribution fees.
                            Automatic               No conversion to
                            conversion to Class     Class A shares, so
                            A shares after          annual expenses do
                            eight years,            not decrease.
                            reducing future
                            annual expenses.

  BEFORE  JANUARY 1, 1999,  CLASS A SHARES WERE  DESIGNATED  CLASS I AND CLASS C
     SHARES WERE DESIGNATED CLASS II. GROWTH, INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES BEGAN OFFERING CLASS B SHARES ON JANUARY 1,
                                    1999.]

SALES CHARGES - CLASS A - DYNATECH AND GROWTH SERIES
                                  THE SALES CHARGE
                                  MAKES UP THIS % OF   WHICH EQUALS THIS % OF
WHEN YOU INVEST THIS AMOUNT       THE OFFERING PRICE     YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Under $50,000                            5.75                   6.10
$50,000 but under $100,000               4.50                   4.71
$100,000 but under $250,000              3.50                   3.63
$250,000 but under $500,000              2.50                   2.56
$500,000 but under $1 million            2.00                   2.04

SALES CHARGES - CLASS A - INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES
SERIES
                                THE SALES CHARGE
                                  MAKES UP THIS % OF   WHICH EQUALS THIS % OF
WHEN YOU INVEST THIS AMOUNT       THE OFFERING PRICE     YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Under $100,000                           4.25                   6.10
$100,000 but under $250,000              3.50                   3.63
$250,000 but under $500,000              2.75                   2.83
$500,000 but under $1 million            2.15                   2.20

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page [#]), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page [#]).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES
WITHIN THIS MANY YEARS AFTER BUYING  THIS % IS DEDUCTED FROM
THEM                                 YOUR PROCEEDS AS A CDSC
--------------------------------------------------------------
1 Year                                          4
2 Years                                         4
3 Years                                         3
4 Years                                         3
5 Years                                         2
6 Years                                         1
7 Years                                         0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page [#]). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                THE SALES CHARGE
                                 MAKES UP THIS % OF    WHICH EQUALS THIS % OF
WHEN YOU INVEST THIS AMOUNT      THE OFFERING PRICE    YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Under $1 million                 1.00                  1.01

WE INVEST ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page [#] for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

o certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option
o distributions from an existing retirement plan invested in the Franklin Templeton Funds
o dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.
o redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months
o redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

WAIVERS FOR CERTAIN INVESTORS Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

o certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion
o government entities that are prohibited from paying mutual fund sales charges
o certain unit investment trusts and their holders reinvesting trust distributions
o  group annuity separate accounts offered to retirement plans
o employees and other associated persons or entities of Franklin Templeton or of certain dealers
o Chilean retirement plans that meet the requirements for retirement plans described below.

         IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CALL YOUR INVESTMENT REPRESENTATIVE OR CALL SHAREHOLDER SERVICES
                     AT 1-800/632-2301 FOR MORE INFORMATION.

CDSC WAIVERS The CDSC for each class generally will be waived:

o  to pay account fees
o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan
o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)
o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)
o to return excess contributions (and earnings, if applicable) from retirement plan accounts
o  for redemptions following the death of the shareholder or beneficial owner
o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

RETIREMENT PLANS Certain retirement plans may buy Class A shares without an initial sales charge. To qualify, the plan must be sponsored by an employer:

o  with at least 100 employees, or
o  with  retirement plan assets of $1 million or more, or
o that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13-month period

A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the tax code also must qualify under our group investment program to buy Class A shares without an initial sales charge.

          FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR
                   RETIREMENT PLAN SERVICES AT 1-800/527-2020.

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.


[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

MINIMUM INVESTMENTS
--------------------------------------------------------------------------
                                             INITIAL         ADDITIONAL
--------------------------------------------------------------------------
Regular accounts                             $1,000          $50
--------------------------------------------------------------------------
UGMA/UTMA accounts                           $100            $50
--------------------------------------------------------------------------
Retirement accounts                          no minimum      no minimum
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)
--------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth
IRAs                                         $250            $50
--------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                     $250            $50
--------------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities,
and their immediate family members
                                             $100            $50
--------------------------------------------------------------------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will invest your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).


BUYING SHARES
--------------------------------------------------------------------------------
                     OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                     Contact your investment       Contact your investment
THROUGH YOUR         representative                representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
                     Make your check payable to    Make your check payable to
[Insert graphic of   the fund in which you are     the fund in which you are
envelope]            investing.                    investing. Include your
                                                   account number on the check.
BY MAIL              Mail the check and your
                     signed application to         Fill out the deposit slip
                     Investor Services.            from your account statement.
                                                   If you do  not  have a  slip,
                                                   include   a  note  with  your
                                                   name, the fund name, and your
                                                   account number.

                                                   Mail the  check  and  deposit
                                                   slip  or  note  to   Investor
                                                   Services.
--------------------------------------------------------------------------------
[Insert graphic of   Call  to receive a wire       Call to receive a wire
3 wires with sparks] control number and wire       control number and wire
                     instructions.                 instructions.

                     Mail your signed application  To make a same day wire
BY WIRE              to Investor Services. Please  investment, please call us
                     include the wire control      by 1:00 p.m. pacific time
1-800/632-2301       number or your new account    and make sure your wire
(or 1-650/312-2000   number on the application.    arrives by 3:00 p.m.
collect)
                     To make a same day wire
                     investment, please call us
                     by 1:00 p.m. pacific time
                     and make sure your wire
                     arrives by 3:00 p.m.
--------------------------------------------------------------------------------
[Insert graphic of   Call Shareholder Services at  Call Shareholder Services at
two arrows pointing  the number below, or send     the number below or our
in opposite          signed written instructions.  automated TeleFACTS system,
directions]          The TeleFACTS system cannot   or send signed written
                     be used to open a new         instructions.
BY EXCHANGE          account.

                     (Please see page # for        (Please see page # for
TeleFACTS(R)         information on exchanges.)    information on exchanges.)
1-800/247-1753
(around-the-clock
access)
--------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)


[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

AUTOMATIC PAYROLL DEDUCTION You may be able to invest automatically in Class A or B shares of the fund by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require a separate application and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without a sales charge. Advisor Class shareholders of another Franklin Templeton Fund may also exchange into Class A shares of DynaTech Series without any sales charge. Advisor Class shareholders who exchange their shares for DynaTech Series Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than  $100,000  worth of shares
o  you want your  proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account
o you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


SELLING SHARES
-------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic of       Send written instructions and endorsed share
envelope]                certificates (if you hold share certificates)
                         to Investor Services.  Corporate, partnership
BY MAIL                  or  trust  accounts  may  need to send  additional
                         documents.

                         Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the  name(s)  and  address on
                         the  account,  or  otherwise  according to your written
                         instructions.
-------------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000 or
phone]                   less, you do not hold share certificates and
                         you have not changed your address by phone
BY PHONE                 within the last 15 days, you can sell your shares
                         by phone.
1-800/632-2301
                         A check will be mailed to the  name(s)  and  address on
                         the  account.  Written  instructions,  with a signature
                         guarantee,  are  required  to send the check to another
                         address or to make it payable to another person.
-------------------------------------------------------------------------
[Insert graphic of 3     You can call or write to have redemption
wires with sparks]       proceeds of $1,000 or more wired to a bank or
                         escrow account. See the policies above for selling shares by mail or phone.

                         Before requesting a wire, please make sure we
BY WIRE have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                         Requests received in proper form by 1:00 p.m.
                         pacific time will be wired the next business
                         day.
-------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering.
opposite directions]
                         Call Shareholder Services at the number below
BY EXCHANGE              or our automated TeleFACTS system, or send
                         signed written instructions. See the policies
TeleFACTS(R)             above for selling shares by mail or phone.
1-800/247-1753
(around-the-clock        If you hold share certificates, you will need
access)                  to return them to the fund before your
                         exchange can be processed.
-------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The funds may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. DynaTech Series does not allow investments by market timers. You will be considered a market timer if you have (i) requested an exchange out of a fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of a fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the funds may change its investment minimums or waive or lower its minimums for certain purchases.
o  The funds may  modify or  discontinue  the  exchange  privilege  on 60 days'
   notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each fund reserves the right to make payments in securities or other assets of the fund, in the case of an
   emergency   or  if  the  payment  by  check  would  be  harmful  to  existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. from sales charges, distribution and service (12b-1) fees and its other resources.

DYNATECH (CLASS A AND CLASS C ONLY) AND GROWTH SERIES
                                 CLASS A       CLASS B         CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                   ---           4.00            2.00
Investment under $50,000         5.00          ---             ---
$50,000 but under $100,000       3.75          ---             ---
$100,000 but under $250,000      2.80          ---             ---
$250,000 but under $500,000      2.00          ---             ---
$500,000 but under $1 million    1.60          ---             ---
$1 million or more               up to 1.001   ---             ---
12B-1 FEE TO DEALER                            0.252           1.003

INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES
                                 CLASS A       CLASS B         CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                   ---           3.00            2.00
Investment under $100,000        4.00          ---             ---
$100,000 but under $250,000      3.25          ---             ---
$250,000 but under $500,000      2.50          ---             ---
$500,000 but under $1 million    2.00          ---             ---
$1 million or more               up to 0.751   ---             ---
12B-1 FEE TO DEALER                            0.152           0.653

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and up to 0.25% on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.25% for Growth Series and 0.15% for the Income, Utilities and U.S. Government Securities Series from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.25% for the DynaTech and Growth Series and 0.15% for the Income, Utilities and U.S. Government Securities Series during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the funds or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             HOURS (PACIFIC TIME,
DEPARTMENT NAME          TELEPHONE NUMBER    MONDAY THROUGH FRIDAY)
---------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services  1-800/527-2020      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.


FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com


You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-537                                     FCF P



Prospectus

FRANKLIN
CUSTODIAN FUNDS, INC.

ADVISOR CLASS

INVESTMENT STRATEGY GROWTH SERIES
GROWTH

INVESTMENT STRATEGY     INCOME SERIES
GROWTH & INCOME         UTILITIES SERIES

INVESTMENT STRATEGY     U.S. GOVERNMENT
INCOME                  SECURITIES SERIES


FEBRUARY 1, 1999


[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS

THE FUNDS

[Begin callout]
Information about each fund you should know before investing
[End callout]

page #      GROWTH SERIES
page #      INCOME SERIES
page #      UTILITIES SERIES
page #      U.S. GOVERNMENT SECURITIES SERIES

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES [End callout]

[insert page #] Qualified Investors

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

GROWTH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the common stocks of companies that are leaders in their industries. The fund's manager looks for securities it believes offer favorable possibilities for capital appreciation.

The fund may invest up to 40% of its assets in smaller companies, as well as in new and emerging industries where growth is expected to be above average. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests less than 10% of its assets in foreign securities.

[Begin callout]
The fund will normally invest primarily in the common stocks of companies that are leaders in their industries.
[End callout]

TEMPORARY INVESTMENTS The managers may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in common stocks of companies that are leaders in their industries.

[Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALL COMPANIES Investing in stocks of small companies may involve greater risk than investing in larger company stocks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

Small company stocks may fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise or vice versa.

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS1,2

[Insert bar graph]

9.14%    23.79%  2.07%  26.71%   2.96%  7.10%    2.92%   38.40%  16.68%   18.85%
   88        89     90      91      92     93       94       95      96       97

                                     YEAR

[Begin callout]
Best Quarter:
Q1 '91  14.09%

Worst Quarter:
Q3 '90 -12.73%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997


                                             1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Franklin Growth Series -  Advisor Class2     18.85%      16.17%      14.30%
S&P 500(R)Index3                             33.36%      20.27%      18.05%


1. As of  September  30,  1998,  the fund's  year-to-date  return was 5.68%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       ADVISOR CLASS
                                                       ---------------
Maximum sales charge (load) imposed on purchases             None
Exchange fee1                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       ADVISOR CLASS
                                                       ---------------
Management fees                                              0.46%
Distribution and service (12b-1) fees                        None
Other expenses                                               0.19%
                                                       ---------------
Total annual fund operating expenses                         0.65%
                                                       ===============


1. There is a $5 fee for each exchange by a market timer (see page #).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
    $66        $208       $362       $810

[Insert graphic of briefcase] MANAGEMENT

Franklin Investment Advisory Services, Inc. (Investment Advisory), 16 South Main Street, Suite 303, Norwalk, Connecticut 06854, is the fund's investment manager. Together, Investment Advisory and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

VIVIAN J. PALMIERI, VICE PRESIDENT OF INVESTMENT ADVISORY Mr. Palmieri has been a manager on the fund since 1965 and has been with the Franklin Templeton Group since 1965.

CONRAD B. HERRMANN CFA, PORTFOLIO MANAGER OF INVESTMENT ADVISORY Mr. Herrmann has been a manager on the fund since 1993 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.56% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class for the past two years. This information has been audited by PricewaterhouseCoopers LLP.

ADVISOR CLASS
YEAR ENDED SEPTEMBER 30,

                                                   1998       1997(1)
                                                ------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                27.13       23.24
                                                ------------------------
Net investment income                               .57         .25
Net realized and unrealized gains                  1.69        3.64
                                                ------------------------
Total from investment operations                   2.26        3.89
                                                ------------------------
Less distributions from:
 Net investment income                             (.52)        --
 Net realized gains                                (.24)        --
                                                ------------------------
Total distributions                                (.76)        --
                                                ------------------------
Net asset value, end of year                      28.63       27.13
                                                ========================

Total return (%)(2)                                8.47       16.74

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                  41,871      25,823
Ratios to average net assets: (%)
Expenses                                            .65         .66(3)
Net investment income                              2.01        1.93(3)
Portfolio turnover rate (%)                         .58        1.77

(1) For the period January 2, 1997 (effective  date) to September 30, 1997.
(2) Total return is not annualized.
(3) Annualized.


INCOME SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents. The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund invests in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The fund may invest up to 100% of total assets in debt securities that are below investment grade, but it is not currently expected that the fund will invest more than 50% of its assets in these securities. Investment grade securities are rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company. The fund may also invest in preferred stocks and debt securities that pay dividends or interest and can be converted into common stock.

The fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

 o  the experience and managerial  strength of the company;
 o  responsiveness to changes in interest rates and business  conditions;
 o  debt maturity schedules and borrowing requirements;
 o the company's changing financial condition and market recognition of the change; and
 o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

[Begin callout]
The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents in the U.S. and abroad.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

Securities  rated  below  investment  grade,   sometimes  called  "junk  bonds,"
generally have more risk than higher-rated securities. The principal risks of investing in these securities include:

o SUBSTANTIAL CREDIT RISK. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments.

o DEFAULTED DEBT RISK. If an issuer is not paying or stops paying interest and/or principal on its securities, payments on the securities may never resume. These securities may be worthless and the fund could lose its entire investment.

o VOLATILITY RISK. The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings organizations. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

[Begin callout]
If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the fund's share price. If interest rates rise, the value of the fund's debt securities will also fall. This means you could lose money.
[End callout]

FOREIGN SECURITIES Securities of companies located outside the U.S. may offer significant opportunities for gain, but they also involve additional risks that can increase the potential for losses in the fund. Investments in American, European and Global Depositary Receipts also involve some or all of the following risks.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of legal, business and social frameworks to support securities markets. While short-term volatility in these markets can be disconcerting, declines of 40% to 50% are not unusual.

COMPANY RISK. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars.

EURO On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS1,2

[Insert bar graph]

8.81%    12.67% -8.77%  41.15%  15.24% 21.53%   -6.38%   21.29%  10.45%   17.04%
   88        89     90      91      92     93       94       95      96       97


                                     YEAR

[Begin callout]
Best Quarter:
Q1 '91  16.67%

Worst Quarter:
Q3 '90 -8.58%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                             1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Franklin Income Series -  Advisor Class2     17.04%      12.28%      12.49%
S&P 500(R)Index3                              33.36%      20.27%      18.05%
Lehman Bros. Gov't/Corp. Bond Index4          9.76%       7.61%       9.15%

1. As of  September  30, 1998,  the fund's  year-to-date  return was -2.18%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       ADVISOR CLASS
                                                       ---------------
Maximum sales charge (load) imposed on purchases       None
Exchange fee1                                          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       ADVISOR CLASS
                                                       ---------------
Management fees                                        0.45%
Distribution and service (12b-1) fees                  None
Other expenses                                         0.12%
                                                       ---------------
Total annual fund operating expenses                   0.57%
                                                       ===============


1. There is a $5 fee for each exchange by a market timer (see page #).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
    $58        $183       $318       $714



[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager on the fund since 1957 and has been with the Franklin Templeton Group since 1957.

MATTHEW F. AVERY, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Avery has been a manager on the fund since 1989 and has been with the Franklin Templeton Group since 1987.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager on the fund since 1998 and has been with the Franklin Templeton Group since 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least monthly, on or about the 15th day of each month, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class for the past two years. This information has been audited by PricewaterhouseCoopers LLP.

ADVISOR
CLASS
YEAR ENDED SEPTEMBER 30,
                                                   1998       1997(1)
                                                ------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                 2.48        2.34
                                                ------------------------
Net investment income                               .17         .14
Net realized and unrealized gains                  (.10)        .14
                                                ------------------------
Total from investment operations                    .07         .28
                                                ------------------------
Less distributions from:
 Net investment income                             (.18)       (.14)
 Net realized gains                                (.03)         --
                                                ------------------------
Total distributions                                (.21)       (.14)
                                                ------------------------
Net asset value, end of year                       2.34        2.48
                                                ========================

Total return (%)(2)                                2.82       12.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                  21,851      13,318
Ratios to average net assets: (%)
Expenses                                            .57         .57(3)
Net investment income                              7.02        7.58(3)
Portfolio turnover rate (%)                       22.01       16.15

(1) For the period January 2, 1997  (effective  date) to September 30, 1997.
(2) Total return is not annualized.
(3) Annualized.


UTILITIES SERIES

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The fund's goals are capital appreciation and current income.

PRINCIPAL INVESTMENTS The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities.

The fund invests primarily in common stocks and may invest up to 25% of its assets in debt securities. Most of the fund's debt security investments are "investment grade." These are issues rated in the top four ratings categories by independent rating agencies such as Standard & Poor's Corporation or Moody's Investor Service, Inc. or, if unrated, determined by the fund's managers to be comparable. The fund may invest in preferred stocks and convertible securities. The fund generally invests less than 10% of its assets in foreign securities.

[Begin callout]
The fund will normally invest substantially all of its assets in the securities of utilities companies.
[End callout]

TEMPORARY INVESTMENTS The managers may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goals because it will not invest or will invest less in public utilities companies.

[Insert graphic of chart with line going up and down] MAIN RISKS

UTILITIES INDUSTRY The fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

[Begin callout]
Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

FOREIGN SECURITIES Securities of companies located outside the U.S. may offer significant opportunities for gain, but they also involve additional risks that can increase the potential for losses in the fund. Investments in depositary receipts also involve some or all of the following risks.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price.

COMPANY RISK. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation than in the U.S.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS1,2

[Insert bar graph]

11.64%   25.83%  0.38%  24.18%   9.08% 11.52%  -11.69%   30.68%   2.03%   25.07%
    88       89     90      91      92     93       94       95      96       97


                                     YEAR

[Begin callout]
Best Quarter:
Q4 '97  15.06%

Worst Quarter:
Q1 '94 -9.95%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                             1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Franklin Utilities Series -  Advisor         25.07%      10.43%      12.11%
Class2
S&P 500(R)Index3                              33.36%      20.27%      18.05%

1. As of  September  30,  1998,  the fund's  year-to-date  return was 6.20%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       ADVISOR CLASS
                                                       ---------------
Maximum sales charge (load) imposed on purchases       None
Exchange fee1                                          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       ADVISOR CLASS
                                                       ---------------
Management fees                                        0.46%
Distribution and service (12b-1) fees                  None
Other expenses                                         0.17%
                                                       ---------------
Total annual fund operating expenses                   0.63%
                                                       ===============


1. There is a $5 fee for each exchange by a market timer (see page #).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
    $64        $202       $351       $786



[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

SALLY EDWARDS HAFF CFA, SENIOR VICE PRESIDENT OF ADVISERS Ms. Haff has been a manager on the fund since 1990 and has been with the Franklin Templeton Group since 1986.

GREGORY E. JOHNSON, VICE PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since 1987 and has been with the Franklin Templeton Group since 1986.

IAN LINK CFA, VICE PRESIDENT OF ADVISERS
Mr. Link has been a manager on the fund since 1995 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least quarterly in March, June, September and December representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class for the past two years. This information has been audited by PricewaterhouseCoopers LLP.

ADVISOR
CLASS
YEAR ENDED SEPTEMBER 30,
                                                   1998       1997(1)
                                                ------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                10.04         9.55
                                                ------------------------
Net investment income                               .58          .36
Net realized and unrealized gains                  1.57          .53
                                                ------------------------
Total from investment operations                   2.15          .89
                                                ------------------------
Less distributions from:
 Net investment income                             (.54)        (.40)
 Net realized gains                                (.26)         --
                                                ------------------------
Total distributions                                (.80)        (.40)
                                                ------------------------
Net asset value, end of year                      11.39        10.04
                                                ========================

Total return (%)(2)                               22.20         9.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                 13,651        8,719
Ratios to average net assets: (%)
Expenses                                            .63          .62(3)
Net investment income                              4.93         5.33(3)
Portfolio turnover rate (%)                       11.77         7.24


(1) For the period January 2, 1997 (effective  date) to September 30, 1997.
(2) Total return is not annualized.
(3) Annualized.


U.S. GOVERNMENT SECURITIES SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's goal is income.

PRINCIPAL INVESTMENTS The fund will normally invest in a portfolio limited to U.S. government securities. These securities include U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies. The fund currently invests solely in Government National Mortgage Association obligations ("Ginnie Maes"), except for its investments in U.S. Treasury securities and cash. The fund may buy and sell Ginnie Maes on a "to-be-announced" and "delayed delivery" basis.

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions.

[Begin callout]
The fund normally invests in a portfolio limited to U.S. government securities. The fund currently invests solely in Ginnie Maes, except for its investments in U.S. Treasury securities and cash.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it will not invest or will invest less in Ginnie Maes.

[Insert graphic of chart with line going up and down] MAIN RISKS

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

GINNIE MAES Ginnie Maes differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's returns and share price.

[Begin callout]
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's shares price. This means you would lose money over short or even extended periods. If rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's income and yield.
 [End callout]

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is only one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS1,2

[Insert bar graph]

7.45%    13.11% 10.78%  13.71%   7.40%  6.92%   -2.69%   16.73%   4.60%    9.71%
   88        89     90      91      92     93       94       95      96       97

                                     YEAR

[Begin callout]
Best Quarter:
Q2 '89  6.72%

Worst Quarter:
Q1 '94 -2.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                             1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Franklin U.S. Government Securities           9.71%       6.86%       8.64%
Series -  Advisor Class2
Lehman Bros. Interm. Gov't Bond Index3        7.72%       6.39%       8.13%

1. As of  September  30,  1998,  the fund's  year-to-date  return was 6.19%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended September 30, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       ADVISOR CLASS
                                                       ---------------
Maximum sales charge (load) imposed on purchases       None
Exchange fee1                                          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       ADVISOR CLASS
                                                       ---------------
Management fees                                        0.45%
Distribution and service (12b-1) fees                  None
Other expenses                                         0.11%
                                                       ---------------
Total annual fund operating expenses                   0.56%
                                                       ===============


1. There is a $5 fee for each exchange by a market timer (see page #).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
    $57        $179       $313       $701



[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $208 billion in assets.

The team responsible for the fund's management is:

JACK LEMEIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Lemein has been a manager on the fund since 1984 and has been with the Franklin Templeton Group since 1984.

T. ANTHONY COFFEY CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Coffey has been a manager on the fund since 1989 and has been with the Franklin Templeton Group since 1989.

ROGER BAYSTON CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Bayston has been a manager on the fund since 1991 and has been with the Franklin Templeton Group since 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least monthly, on or about the 15th day of each month, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date[s] for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS

In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about federal, state, local or foreign tax consequences of your investment in the fund.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class for the past two years. This information has been audited by PricewaterhouseCoopers LLP.

ADVISOR
CLASS
YEAR ENDED SEPTEMBER 30,
                                                     1998       1997(1)
                                                  ------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                   6.90        6.76
                                                  ------------------------
Net investment income                                 .47         .38
Net realized and unrealized gains                     .10         .12
                                                  ------------------------
Total from investment operations                      .57         .50
                                                  ------------------------
Less distributions from net investment income        (.47)       (.36)
                                                  ------------------------
Net asset value, end of year                         7.00        6.90
                                                  ========================

Total return (%)(2)                                  8.51        7.68

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                    36,308      14,469
Ratios to average net assets: (%)
Expenses                                              .56         .56(3)
Net investment income                                6.75        7.01(3)
Portfolio turnover rate (%)                         25.98        1.74

(1) For the period January 2, 1997  (effective  date) to September 30, 1997.
(2) Total return is not annualized.
(3) Annualized.


YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] QUALIFIED INVESTORS

The following investors may qualify to buy Advisor Class shares of the funds.

o Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

o  Broker-dealers,   registered  investment  advisors  or  certified  financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $25 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial and $25 additional.

o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

 [Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund
[End callout]

o  Governments,   municipalities,   and  tax-exempt   entities  that  meet  the
   requirements for qualification under section 501 of the tax code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $25 additional.

o Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $25 additional.

o  The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments:
   No initial minimum and $25 additional.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the tax code, including salary reduction plans qualified under section 401(k) of the tax code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial minimum and $25 additional.

o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial minimum and $25 additional.

o Individual investors. Minimum investments: $5 million initial and $25 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $25 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

Please note that Advisor Class shares of the funds are no longer available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may continue to invest in the funds' Advisor Class shares.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
                    OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
[Insert graphic
of hands shaking]
                   Contact your investment       Contact your investment
                   representative                representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------

                   Make your check payable to    Make your check payable to the
[Insert graphic    the fund in which you are     fund in which you are
of envelope]       investing.                    investing. Include your account
                                                 number on the check.

BY MAIL            Mail the check and your       Fill out the deposit slip from
                   signed application to         your account statement. If you
                   Investor Services.            do not have a slip, include a
                                                 note with your name, the fund
                                                 name, and your account number.

                                                 Mail the check and deposit slip
                                                 or note to Investor Services.
--------------------------------------------------------------------------------

[Insert graphic    Call to receive a wire        Call to receive a wire control
of 3 lightening    control number and wire       number and wire instructions.
bolts]             instructions.

                   Mail your signed application  To make a same day wire
BY WIRE            to Investor Services. Please  investment, please call
                   include the wire control      us by 1:00 p.m. pacific
1-800/632-2301     number or your new account    time and make sure your wire
(or                number on the application.    arrives by 3:00 p.m.
1-650/312-2000
collect)           To make a same day wire
                   investment, please call us
                   by 1:00 p.m. pacific time
                   and make sure your wire
                   arrives by 3:00 p.m.
--------------------------------------------------------------------------------

[Insert graphic    Call Shareholder Services at  Call Shareholder Services at
of two arrows      the number below, or send     the number below, or send
pointing in        signed written instructions.  signed written instructions.
opposite           (Please see page [#] for      (Please see page [#]
directions]        information on exchanges.)    for information on exchanges.)


BY EXCHANGE

--------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application. DISTRIBUTION OPTIONS You may reinvest distributions you receive from a fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require a separate application and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#] ).

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than  $100,000  worth of shares
o  you want your  proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account
o you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


SELLING SHARES
                   TO SELL SOME OR ALL OF YOUR SHARES
[Insert graphic
of hands shaking]
                   Contact your investment representative

THROUGH YOUR
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------

[Insert graphic    Send written instructions and endorsed share
of envelope]       certificates (if you hold share certificates)
                   to Investor Services. Corporate, partnership
BY MAIL            or trust accounts may need to send additional
                   documents.

                   Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                   A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.
-------------------------------------------------------------------------------

[Insert graphic    As long as your transaction is for $100,000 or
of phone]          less, you do not hold share certificates and
                   you have not changed your address by phone
BY PHONE           within the last 15 days, you can sell your
                   shares by phone.
1-800/632-2301
                   A check  will be mailed to the  name(s)  and  address  on the account.  Written  instructions,  with a signature guarantee, are required to send the check to another  address or to make it payable to another person.
-------------------------------------------------------------------------------

[Insert graphic    You can call or write to have redemption
of 3 lightening    proceeds of $1,000 or more wired to a bank or
bolts]             escrow account. See the policies above for
                   selling shares by mail or phone.

                   Before  requesting a wire, please make sure we have your bank
                   account   information  on  file.  If  we  do  not  have  this
                   information, you will need to send written  instructions
BY WIRE with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                   Requests received in proper form by 1:00 p.m. pacific time will be wired the next business day.
-------------------------------------------------------------------------------

[Insert graphic    Obtain a current prospectus for the fund you
of two arrows      are considering.
pointing in
opposite           Call Shareholder Services at the number below, or send signed
directions]        written instructions. See the policies above for selling
BY EXCHANGE        shares by mail or phone.

                   If you hold share certificates, you will need to return them to the fund before your exchange can be processed.
-------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE Each fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the funds' financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The funds may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of a fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of a fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.
o  At any time, the funds may change their investment minimums or waive or lower their minimums for certain purchases.
o  The funds may  modify or  discontinue  the  exchange  privilege  on 60 days'
   notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each fund reserves the right to make payments in securities or other assets of the fund, in the case of an
   emergency   or  if  the  payment  by  check  would  be  harmful  to  existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark]QUESTIONS

If you have any questions about the funds or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                             HOURS (PACIFIC TIME, MONDAY
DEPARTMENT NAME          TELEPHONE NUMBER    THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services
                         1-800/527-2020      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.


FOR MORE INFORMATION

You can learn more about each fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com

You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


                                          Investment Company Act file #811-537
                                                             Lit. Code #FCF PA


FRANKLIN
CUSTODIAN
FUNDS, INC.

CLASS A, B & C

STATEMENT OF
ADDITIONAL INFORMATION

FEBRUARY 1, 1999

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/DIAL BEN(R)

The Franklin Custodian Funds, Inc. (the "Custodian Funds") is an open-end management investment company consisting of the following five series: DynaTech Series, Growth Series, Income Series, U.S. Government Securities Series and Utilities Series. This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the funds' prospectus. The funds' prospectus, dated February 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in a fund. You should read this SAI together with the funds' prospectus.

The audited financial statements and auditor's report in the Custodian Funds' Annual Report to Shareholders, for the fiscal year ended September 30, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Directors
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Bond Ratings

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


GOALS AND STRATEGIES
------------------------------------------------------------------------------

DYNATECH SERIES The fund's goal is capital appreciation. The fund will normally invest primarily in the common stocks of companies that emphasize technological development in fast-growing industries, as well in undervalued securities. The fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. It is thought that most of the fund's assets will be invested in common stocks, including securities convertible into common stocks. The fund, however, may also invest in debt securities or preferred stocks that the manager believes will further the fund's investment goal.

GROWTH SERIES The fund's goal is capital appreciation. The fund will normally invest primarily in the common stocks of companies that are leaders in their industries. Current income is a secondary consideration when selecting portfolio investments. The fund's assets may be invested in shares of common stock traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report. The fund's assets may also be invested in bonds or preferred stock convertible into shares of common stock listed for trading on a national securities exchange or held in cash or cash equivalents.

INCOME SERIES The fund's goal is to maximize income while maintaining prospects for capital appreciation. The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents. The fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The fund may also invest in preferred stocks. The fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase. The fund may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the fund's Net Asset Value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 10% limit discussed under "Illiquid securities." There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within the managers' discretion.

U.S. GOVERNMENT SECURITIES SERIES The fund's goal is income. The fund normally invests in a portfolio limited to U.S. government securities. These securities include U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies. The fund currently invests solely in Government National Mortgage Association obligations ("Ginnie Maes"), except for its investments in U.S. Treasury securities and cash. The fund's manager monitors the fund's investments and changes are made as market conditions warrant. The fund does not, however, engage in the trading of securities for the purpose of realizing short-term profits.

Ginnie Maes and the other securities included in U.S. Government Securities Series' portfolio have historically involved little risk to principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the fund. The U.S. government has never defaulted and never delayed payments of interest or principal on its obligations, however, this does not guarantee the value of a shareholder's investment in U.S. Government Securities Series. The price per share you receive when you sell your shares may be more or less than the price you paid for the shares. The dividends per share paid by the fund may also vary.

UTILITIES SERIES The fund's goals are capital appreciation and current income. The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities. The fund invests primarily in common stocks, including, from time to time, non-dividend paying common stocks if, in the opinion of the manager, these securities appear to offer attractive opportunities for capital appreciation. When buying fixed-income debt securities, the fund may invest in securities regardless of their rating depending upon prevailing market and economic conditions, including securities in the lowest rating categories and unrated securities. Most of the fund's investments, however, are rated at least Baa by Moody's or BBB by S&P. These ratings represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. They will be considered in connection with the investment of the fund's assets but will not be a determining or limiting factor. Please see the appendix for a discussion of the ratings.

With respect to unrated securities, it is also the fund's intent to buy securities that, in the view of the manager, would be comparable in quality to the fund's rated securities and have been determined to be consistent with the fund's objectives without exposing the fund to excessive risk. The fund will not buy issues that are in default or that the manager believes involve excessive risk.

INVESTMENT STRATEGIES AND POLICIES

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value per share.

RATINGS Various investment services publish ratings of some of the debt securities in which the funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by a fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in a fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

ZERO COUPON AND PAY-IN-KIND BONDS Income Series may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. See "The Funds' Risks - High yield securities" for more information about these bonds.

LOAN PARTICIPATIONS Income Series may invest up to 5% of its assets in loan participations and other related direct or indirect bank obligations. These instruments are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. The manager may acquire loan participations for the fund when it believes that over the long term appreciation will occur. Most loan participations are illiquid and, to that extent, will be included in the 10% limitation described under "Illiquid securities."

Loan participations are interests in floating or variable rate senior loans ("Loans") to U.S. corporations, partnerships and other entities ("Borrowers") which operate in a variety of industries and geographical regions. An investment in these securities, however, carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment. Loans will generally be acquired by Income Series from a bank, finance company or other similar financial services entity ("Lender").

Loans in which Income Series will purchase participation interests may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London Inter-Bank Offered Rate, the CD rate or other base lending rates used by commercial lenders. The Loans typically have the most senior position in a Borrower's capital structure, although some Loans may hold an equal ranking with other senior securities of the Borrower. Although the Loans generally are secured by specific collateral, Income Series may invest in Loans which are not secured by any collateral. Uncollateralized Loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized Loans. The collateral underlying a collateralized Loan may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Loan. Income Series is not subject to any restrictions with respect to the maturity of the Loans in which it purchases participation interests.

The Loans generally are not rated by nationally recognized statistical rating organizations. Ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Loans. Therefore, although The manager may consider such ratings in determining whether to invest in a particular Loan, such ratings, will not be the determinative factor in The manager analysis.

The Loans are not readily marketable and may be subject to restrictions on resale. Participation interests in the Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary purchases and sales of loan participations generally are conducted in private transactions between buyers and sellers. Many of the Loans in which the Income Series expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which, in The manager' opinion, should enhance the relative liquidity of such interests.

When acquiring a loan participation, Income Series will have a contractual relationship only with the Lender (typically an entity in the banking, finance or financial services industries), not with the Borrower. Income Series has the right to receive payments of principal and interest to which it is entitled only from the Lender selling the loan participation and only upon receipt by such Lender of such payments from the Borrower. In connection with purchasing loan participations, Income Series generally will have no right to enforce compliance by the Borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Lenders through set-off against the Borrower, and the fund may not directly benefit from the collateral supporting the Loan in which it has purchased the loan participation. As a result, Income Series may assume the credit risk of both the Borrower and the Lender selling the loan participation. In the event of the insolvency of the Lender selling a loan participation, Income Series may be treated as a general creditor of such Lender, and may not benefit from any set-off between such Lender and the Borrower.

TRADE CLAIMS Income Series may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the fund's investment in these instruments will not exceed 5% of its net assets at the time of acquisition.

FOREIGN SECURITIES U.S. Government Securities Series may not buy securities of foreign issuers. Income Series may invest up to 25% of its assets in foreign securities and Growth Series, DynaTech Series and Utilities Series may invest without restriction in foreign securities, if the investments are consistent with their objectives and comply with their concentration and diversification policies. The funds will ordinarily buy foreign securities that are traded in the U.S. or buy American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The funds may also buy the securities of foreign issuers directly in foreign markets. DynaTech Series and Utilities Series presently have no intention of investing more than 10% of their net assets in foreign securities not publicly traded in the U.S. Growth Series presently has no intention of investing more than 25% of its net assets in foreign securities not publicly traded in the U.S. Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations or economic or monetary policies in the U.S. or abroad, changed circumstances in dealings between nations, or changes in currency convertibility or exchange rates could result in investment losses for a fund.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Securities that are acquired by a fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the fund to be illiquid assets so long as the fund acquires and holds the securities with the intention of reselling them in the foreign trading market, the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or a foreign market, and current market quotations are readily available.

DEPOSITARY RECEIPTS American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the fund's investment policies, the fund will consider its investments in depositary receipts to be investments in the underlying securities.

CONVERTIBLE SECURITIES Each fund, except U.S. Government Securities Series, may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES The funds, other than the U.S. Government Securities Series, may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The funds (except U.S. Government Securities Series) may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be also similar to those described in which a fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the fund. The fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved. U.S. Government Securities Series does not invest in convertible preferred stocks.

STRIPPED SECURITIES U.S. Government Securities Series may buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other U.S. government securities, although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED ("TBA") TRANSACTIONS Income Series may purchase debt obligations and U.S. Government Series may purchase and sell Ginnie Mae certificates on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which either fund may purchase securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. These transactions are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. Although both funds will generally purchase these securities on a when-issued or TBA basis with the intention of acquiring such securities, they may sell such securities before the settlement date if it is deemed advisable. When a fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the fund's investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the fund relies on the seller to complete the transaction. The other party's failure to do so may cause the fund to miss a price or yield considered advantageous. Securities purchased on a when-issued, delayed delivery or TBA basis do not generally earn interest until their scheduled delivery date. Neither fund is subject to any percentage limit on the amount of its assets which may be invested in when-issued, delayed delivery or TBA purchase obligations.

ILLIQUID SECURITIES Each fund, other than U.S. Government Securities Series, may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 ("restricted securities"), or in other securities which, in the opinion of the Board, may be otherwise illiquid. Illiquid equity securities will not be purchased if, upon such purchase, such securities will constitute 5% of the value of the total net assets of a fund.

It is also the policy of each fund that illiquid securities may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the fund in which they are held. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Subject to this limitation, Custodian Funds' Board has authorized each fund, except U.S. Government Securities Series, to invest in restricted securities where such investment is consistent with each fund's investment objective and has authorized such securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. Notwithstanding the managers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the fund's objectives and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account the following factors:
(i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

REPURCHASE AGREEMENTS In a repurchase agreement, the fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. A custodian bank approved by the fund's Board of Directors holds the securities subject to resale on behalf of the fund. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked to market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The funds, however, intend to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy (I.E., banks or broker-dealers that have been determined by each fund's manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction). U.S. Government Securities Series does not engage in repurchase agreements.

LOANS OF PORTFOLIO SECURITIES Consistent with procedures approved by the Board and subject to the following conditions, each fund, except U.S. Government Securities Series, may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the fund's total assets at the time of the most recent loan. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The funds retain all or a portion of the interest received on the investment of the cash collateral or receive a fee from the borrower. The funds will continue to receive any interest or dividends paid on any loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail.

OPTIONS Each fund, except U.S. Government Securities Series, may write covered call options that trade on national securities exchanges. A call option gives the purchaser of the option the right to buy the security from the writer of the option at a set price during the term of the option. A call option is "covered" if the option writer owns the underlying security which is subject to the call or a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written.

The fund receives a premium when it writes a call option. A decline in the price of the security during the option period would offset the amount of the premium. If a call option the fund has written is exercised, the fund incurs a profit or loss from the sale of the underlying security. The writer of a call option may have no control over when the underlying securities must be sold since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. The risks associated with covered call writing are that in the event of a price increase on the underlying security, which would likely trigger the exercise of the call option, the fund will not participate in the increase in price beyond the exercise price of the option.

A fund generally may terminate its obligation under an option by entering into a closing purchase transaction. This is accomplished by buying an option identical to the option previously written. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is no guarantee that a closing purchase will be available to be effected at the time desired by the fund. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

When a fund has written an option, the fund will realize a profit from a closing transaction if the price of the transaction is less than the premium and will realize a loss if the price is more than the premium. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund until the time of repurchase. Thereafter, the fund bears the risk of the security's rise or fall in market value unless it sells the security.

The managers of the funds do not currently intend to write options which would cause the market value of any fund's open options to exceed 5% of the fund's total net assets. There is no specific limitation on a fund's ability to write covered call options. However, as a practical matter, the fund's option writing activities may be limited by federal regulations. As of the fiscal year ended September 30, 1998, there were no open options transactions in any fund. U.S. Government Securities Series does not presently engage in option transactions, as discussed in investment restriction 10, below.

Transactions in options are generally considered "derivative securities."

INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

Custodian Funds has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of Custodian Funds. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of Custodian Funds or (ii) 67% or more of the shares of Custodian Funds present at a shareholder meeting if more than 50% of the outstanding shares of Custodian Funds are represented at the meeting in person or by proxy, whichever is less.

Custodian Funds MAY NOT:

 1. Borrow money or mortgage or pledge any of the assets of the fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total asset value.

 2. Buy any securities on "margin" or sell any securities "short."

 3. Lend any funds or other assets, except by the purchase of publicly distributed bonds, debentures, notes, to-be-announced securities or other debt securities and except that securities of any fund, other than the U.S.
Government Securities Series, may be loaned to broker-dealers or other institutional investors as discussed in the fund's prospectus under "Loans of Portfolio Securities." For additional information relating to this policy see discussions under "Loan Participations" and limitations on illiquid securities under "Other Policies."

 4. Act as underwriter of securities issued by other persons except insofar as the fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 5. Invest more than 5% of the value of the gross assets of a fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities. (Growth, DynaTech, Income and Utilities Series also have policies that concentration of investments in a single industry may not exceed 25% of their assets, except that Utilities Series will concentrate its investments in the utilities industry.)

 6. Purchase the securities of any issuer which would result in any fund owning more than 10% of the outstanding voting securities of an issuer.

 7. Purchase from or sell to its officers and directors, or any firm of which any officer or director is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer if, to the knowledge of the fund, one or more of its officers, directors or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

 9. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The fund may, however, write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At the present, there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the U.S. Government Securities Series and, therefore, there are no option transactions available for that fund.

11. Invest in companies for the purpose of exercising control or management.

12. Purchase securities of other investment companies; except to the extent each fund invests its uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in the Franklin Templeton Group of Funds provided (i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, (ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing each fund's shares (as determined under Rule 12b-1, as amended, under the federal securities laws) and (iii) provided aggregate investments by a fund in any such money market fund do not exceed (A) the greater of (i) 5% of each fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

If a bankruptcy or other extraordinary event occurs concerning a particular security a fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

THE FUNDS' RISKS

The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that the fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.

INTEREST RATE RISK To the extent a fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

HIGH YIELD SECURITIES RISK Income Series may invest up to 100% of its net assets in non-investment grade securities. Because the fund may invest in securities below investment grade, an investment in the fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the fund invests. Accordingly, an investment in the fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Utilities Series may also invest a portion of its assets in non-investment grade securities.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the fund's portfolio defaults, the fund may have unrealized losses on the security, which may lower the fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, The manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio.

The fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The fund may also incur special costs in disposing of restricted securities, although the fund will generally not incur any costs when the issuer is responsible for registering the securities.

The fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the fund's Net Asset Value. The fund relies on The manager' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, The manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the fund will not receive any cash until the cash payment date. If the issuer defaults, the fund may not obtain any return on its investment.

Zero coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the "cash payment date"), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality. The fund is not limited in the amount of its assets that may be invested in these types of securities.

Certain of the high yielding, fixed-income securities in which the funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

GINNIE MAE RISK Ginnie Mae yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a Ginnie Mae will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in Ginnie Mae pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of Ginnie Maes as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a Ginnie Mae will be lost if the obligation is prepaid. Of course, price changes of Ginnie Maes and other securities held by U.S. Government Securities Series will have a direct impact on the net asset value per share of the fund.

FOREIGN SECURITIES RISK The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Many of the risks described below also apply to investments in depositary receipts.

The political, economic and social structures of some countries in which a fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

o Some of the countries in which the funds invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including:
o political and social uncertainty (for example, regional conflicts and risk of war)
o   currency exchange rate volatility
o   pervasiveness of corruption and crime
o   delays in settling portfolio transactions
o   risk of loss arising out of the system of share registration  and custody
o   comparatively smaller and less liquid than developed markets
o   dependency upon foreign economic assistance and international trade
o less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

All of these factors make developing market equity and fixed-income securities' prices generally more volatile than securities issued in developed countries.

CURRENCY RISK Some of the funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a fund owns and a fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps that they believe are reasonably designed to address the euro issue.

REPURCHASE AGREEMENT RISK The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the fund, these risks can be controlled through careful monitoring procedures.

OFFICERS AND DIRECTORS
------------------------------------------------------------------------------

The funds have a board of directors. The board is responsible for the overall management of the Custodian Funds, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the Custodian Funds who are responsible for administering each fund's day-to-day operations. The board also monitors each fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.


                              POSITIONS AND          PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS         OFFICES WITH THE FUND  DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Director

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Director

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Edith E. Holiday (46)
3239 38th Street, N.W.
Washington, DC 20016

Director

Director, Amerada Hess Corporation (exploration and refining of natural gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present) and H.J. Heinz Company (packaged foods and allied products) (1994-present); director or trustee, as the case may be, of 25 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman (1995-1997) and Trustee (1993-1997), National Child Research Center, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (66)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Director

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Director

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Director

Director, Fund American Enterprises Holdings, Inc., MCI WorldCom, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

*Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan  (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Brian E. Lorenz (59)
One North Lexington Avenue
White Plains, NY 10001-1700

Secretary

Attorney, member of the law firm of Bleakley Platt & Schmidt; and officer of three of the investment companies in the Franklin Templeton Group of Funds.

* This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Custodian Funds pay noninterested board members $1,550 per month plus $1,500 per meeting attended. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the Custodian Funds are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the Custodian Funds and by other funds in the Franklin Templeton Group of Funds.



                         TOTAL FEES                          NUMBER OF BOARDS IN
                          RECEIVED      TOTAL FEES RECEIVED      THE FRANKLIN
                          FROM THE       FROM THE FRANKLIN    TEMPLETON GROUP OF
        NAME              CUSTODIAN      TEMPLETON GROUP OF  FUNDS ON WHICH EACH
                          FUNDS(1)            FUNDS(2)            SERVES(3)
--------------------------------------------------------------------------------
Harris J. Ashton .....    $29,476             $344,642          49
S. Joseph Fortunato ..     28,844              361,562          51
Edith Holiday ........     20,704               72,875          25
Gordon S. Macklin ....     30,072              337,292          49


(1)For the fiscal year ended September 30, 1998. During the period from October 1, 1997, through May 31, 1998, fees at the rate of $1,350 per month plus $1,300 per meeting attended were in effect.
(2)For the calendar year ended December 31, 1997.
(3)We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the funds or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Franklin Advisers, Inc. is the manager of the funds, except for Growth Series. Growth Series' manager is Franklin Investment Advisory, Inc. Each manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and selects the securities for the funds to buy, hold or sell. The managers also select the brokers who execute the funds' portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers' investment activities. To protect the funds, the managers and their officers, directors and employees are covered by fidelity insurance.

The managers and their affiliates manage numerous other investment companies and accounts. Each manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the funds. Similarly, with respect to the funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the funds or other funds they manage. Of course, any transactions for the accounts of the managers and other access persons will be made in compliance with the funds' code of ethics.

Under the funds' code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES Each fund pays the manager a fee equal to a monthly rate of:

o 5/96 of 1% of the value of net assets up to and including $100 million; 1/24 of 1% of the value of net assets over $100 million and not over $250 million;
o 9/240 of 1% of the value of net assets over $250 million and not over $10 billion;
o 11/300 of 1% of the value of net assets over $10 billion and not over $12.50 billion;
o 7/200 of 1% of the value of net assets over $12.5 billion and not over $15 billion;
o 1/30 of 1% of the value of net assets over $15 billion and not over $17.5 billion;
o 19/600 of 1% of the value of net assets over $17.5 billion and not over $20 billion; and
o  3/100 of 1% of the value of net assets in excess of $20 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the funds' shares pays its proportionate share of the fee.

For the last three fiscal years ended September 30, the funds paid the following management fees:

                                    Management Fees Paid ($)
------------------------------------------------------------------------------
                             1998            1997               1996
------------------------------------------------------------------------------
DynaTech Series            1,166,790        840,480         601,568
------------------------------------------------------------------------------
Growth Series              8,291,109      6,295,304       4,329,460
------------------------------------------------------------------------------
Utilities Series           9,617,382       9,987,693     12,335,820
------------------------------------------------------------------------------
Income Series             40,167,205      35,364,027     30,075,761
------------------------------------------------------------------------------
U.S. Government           42,190,481      44,411,776     48,138,799
Securities Series
------------------------------------------------------------------------------

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the managers to provide certain administrative services and facilities for the funds. FT Services is wholly owned by Resources and is an affiliate of the funds' manager and principal underwriter.

The   administrative   services  FT  Services  provides  include  preparing  and
maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The managers pays FT Services a monthly fee equal to an annual rate of:

o   0.15% of the fund's  average daily net assets up to $200 million;
o   0.135% of average daily net assets over $200  million up to $700  million;
o   0.10% of average daily net assets over $700 million up to $1.2 billion;
    and
o   0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended September 30, the manager paid FT Services the following administration fees:

                                    Administration Fees Paid ($)
-------------------------------------------------------------------------
                                       1998                 1997
-------------------------------------------------------------------------
DynaTech Series                      309,337              210,734
-------------------------------------------------------------------------
Growth Series                       1,913,636            1,567,377
-------------------------------------------------------------------------
Utilities Series                    2,127,219            2,210,121
-------------------------------------------------------------------------
Income Series                       7,226,547            6,381,600
-------------------------------------------------------------------------
U.S. Government Securities
Series                              7,561,475            7,950,675
-------------------------------------------------------------------------

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the funds' shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The funds may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the funds. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the funds' securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Custodian Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Custodian Funds' Annual Report to Shareholders and reviews the Custodian Funds' registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

Since most purchases by the U.S. Government Securities Series are principal transactions at net prices, the U.S. Government Securities Series incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the funds' officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of a fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the funds.

During the last three fiscal years ended September 30, the funds paid the following brokerage commissions:


                                    Brokerage Commissions ($)
-------------------------------------------------------------------------------
                               1998              1997              1996
-------------------------------------------------------------------------------
DynaTech Series               27,869            11,855             18,930
-------------------------------------------------------------------------------
Growth Series                187,647            78,178            105,528
-------------------------------------------------------------------------------
Utilities Series             811,152           1,146,668        1,525,621
-------------------------------------------------------------------------------
Income Series                549,013            848,922         1,220,342
-------------------------------------------------------------------------------
U.S. Government
Securities Series              -0-                -0-              -0-
-------------------------------------------------------------------------------

[As of September 30, 1998, the funds did not own securities of its regular broker-dealers].

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The funds calculate dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME. The funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a fund, constitute its net investment income from which dividends may be paid to you. Any distributions by a fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a fund. Any net capital gains realized by a fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. The funds, other than the U.S. Government Securities Series, are authorized to invest in foreign currency denominated securities. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt instruments are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a fund's ordinary income distributions to you, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from a fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. A fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. In order to avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o   98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o   100% of any undistributed amounts from the prior year.

Each fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your shares in one fund for shares in another Franklin Templeton fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. If you redeem some or all of your shares in a fund, and then reinvest the sales proceeds in such fund or in another Franklin Templeton fund within 90 days of purchasing the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. You will be required by the IRS to report gain or loss on the redemption of your original shares in a fund. In so doing, all or a portion of the sales charge that you paid for your original shares in a fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS. As a corporate shareholder, you should note that 23.34% of the dividends paid by the DynaTech Series, 46.92% of the dividends paid by the Growth Series, 25.92% of the dividends paid by the Income Series and 88.24% of the dividends paid by the Utilities Series for the most recent fiscal year qualified for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a fund as eligible for such treatment. All dividends (included the deducted portion) must be included in your alternative minimum taxable income calculations. Because the U.S. Government Securities Series' income consists of interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the U.S. Government Securities Series for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. The funds may invest in complex securities. Such investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

Each fund is a diversified series of Custodian Funds, an open-end management investment company, commonly called a mutual fund. Custodian Funds was organized as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and is registered with the SEC.

The funds currently offer four classes of shares, Class A, Class B, Class C and Advisor Class, except the DynaTech Series which offers two classes of shares, Class A and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Growth, Income, U.S. Government Securities and Utilities Series began offering Class B shares on January 1, 1999. The funds may offer additional classes of shares in the future. The full title of each class is:

o   DynaTech Series - Class A
o   DynaTech Series - Class C
o   Income Series - Class A
o   Income Series - Class B
o   Income Series - Class C
o   Income Series - Advisor Class
o   Utilities Series - Class A
o   Utilities Series - Class B
o   Utilities Series - Class C
o   Utilities Series - Advisor Class
o   Growth Series - Class A
o   Growth Series - Class B
o   Growth Series - Class C
o   Growth Series - Advisor Class
o   U.S. Government Securities Series -  Class A
o   U.S. Government Securities Series -  Class B
o   U.S. Government Securities Series -  Class C
o   U.S. Government Securities Series - Advisor Class

Shares of each class represent proportionate interests in each fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Custodian Funds for matters that affect the Custodian Funds as a whole. Additional series may be offered in the future.

Custodian Funds has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Custodian Funds does not intend to hold annual shareholder meetings. Custodian Funds or a series of Custodian Funds may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of November 5, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:

GROWTH SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

FTTC Trust Services FBO
Vivian J. Palmieri
P.O. Box 7519
San Mateo, CA 94403-7519                   119,814.904                7.8%

FTTC Trust Services FBO
Rupert Johnson IRA
P.O. Box 7519
San Mateo, CA 94403-7519                   171,574.019               11.2%

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438              208,616.473               13.6%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              175,176.159               11.4%

Franklin Templeton Fund Allocator-
Franklin Templeton Conservative Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                    85,306.752                5.5%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   207,365.020               13.5%

Franklin Templeton Fund Allocator-
Franklin Templeton Growth Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   320,999.479               20.9%

UTILITIES SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

First Mar & Co.
101 W. Washington St.
P.O. Box 580
Marquette, MI 49855                        150,934.463               11.8%

The Washington Trust Company
23 Broad St.
Westerly, RI 02891                         132,668.980               10.4%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              396,390.662               31.0%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   110,251.118                8.6%

Franklin Templeton Fund Allocator-
Franklin Templeton Growth Target Fund 1810
Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   296,796.689               23.2%

INCOME SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438            2,047,177.911               22.0%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438            2,514,979.615               27.0%

U.S. GOVERNMENT SECURITIES SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

Franklin Templeton Fund Allocator-
Franklin Templeton Conservative Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   987,255.696               19.1%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                 1,561,212.395               30.2%

Franklin Templeton Fund Allocator-
Franklin Templeton Growth Target Fund 1810
Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   892,758.541               17.3%

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438              277,677.088                5.4%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              762,199.039               14.8%


From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of November 5, 1998, the officers and board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 4,428.423 shares of Growth Series - Class A, 3,301.229 shares of Growth Series - Advisor Class, 106.220 shares of Utilities Series - Class A, 13,335.561 shares of DynaTech Series - Class A, 85,618.868 shares of Income Series - Class A, 4,204.823 shares of Income Series - Advisor Class, 51,358.339 shares of U.S. Government Securities Series - Class A and 16,413.692 shares of U.S. Government Securities Series - Advisor Class, or less than 1% of the total outstanding Class A and Advisor Class shares of each Fund and 22,114.148 shares of Utilities Series - Advisor Class, or less than 3% of the total outstanding Advisor Class shares of Utilities Series. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

During the fiscal year ended September 30, 1998, legal fees and expenses of $111,457 were paid to the law firm of which Mr. Lorenz, an officer of Custodian Funds, is a partner, and which acts as counsel to the Fund.

BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The funds continuously offers their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the funds should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the funds we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES For the Growth and DynaTech Series, the maximum initial sales charge is 5.75% for Class A and 1% for Class C. For the Income, Utilities and U.S. Government Securities Series, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B. The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases. The Franklin Templeton Funds include the U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with the fund before a change in the fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Franklin Templeton Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o  Agrees to  include  Franklin  Templeton  Fund sales and other  materials  in
   publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
   Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the funds, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the funds' Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of a fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in a fund's Class A shares. This waiver category also applies to Class B and C shares.

o  Dividend or capital gain  distributions  from a real estate investment trust
   (REIT) sponsored or advised by Franklin Properties, Inc.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in the Franklin Templeton Funds

WAIVERS FOR CERTAIN INVESTORS. Class A shares may also be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined a fund is a legally permissible investment and that can only buy fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in a fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

o  Broker-dealers,   registered  investment  advisors  or  certified  financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by the Franklin Templeton Group

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the tax code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the tax code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the funds, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the funds' shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The funds' Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

For the Growth Series and DynaTech Series:

Size of Purchase - U.S. Dollars               Sales Charge (%)
---------------------------------------------------------------------
Under $30,000                                 3.0
$30,000 but less than $50,000                 2.5
$50,000 but less than $100,000                2.0
$100,000 but less than $200,000               1.5
$200,000 but less than $400,000               1.0
$400,000 or more                              0


For the Utilities Series, Income Series and U.S. Government Securities Series:

Size of Purchase - U.S. Dollars               Sales Charge (%)
---------------------------------------------------------------------
Under $30,000                                 3.0
$30,000 but less than $100,000                2.0
$100,000 but less than $400,000               1.0
$400,000 or more                              0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the funds' prospectus.

For Growth and DynaTech Series, Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

For Income, Utilities, and U.S. Government Securities Series, Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge may also be subject to a CDSC if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.]

IF YOU SELL YOUR CLASS B SHARES
WITHIN THIS MANY YEARS AFTER BUYING  THIS % IS DEDUCTED FROM
THEM                                 YOUR PROCEEDS AS A CDSC
--------------------------------------------------------------
1 Year                               4
2 Years                              4
3 Years                              3
4 Years                              3
5 Years                              2
6 Years                              1
7 Years                              0

CDSC WAIVERS. The CDSC for any share class will generally be waived for:

o  Account fees

o Sales of Class Ashares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions by the funds when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o  Participant   initiated   distributions   from  employee  benefit  plans  or
   participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the funds' general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the funds' investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, each fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each fund values them according to the broadest and most representative market as determined by the manager.

Each fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

Each fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the funds' shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended September 30:



                                                AMOUNT       AMOUNT RECEIVED IN
                                  TOTAL       RETAINED BY      CONNECTION WITH
                               COMMISSIONS    DISTRIBUTORS     REDEMPTIONS AND
                               RECEIVED ($)       ($)          REPURCHASES ($)
  ------------------------------------------------------------------------------
  1998
  DynaTech Series                726,687         71,933           6,857
  Growth Series                6,106,577        627,929          83,796
  Utilities Series             1,800,127        100,078          12,642
  Income Series               38,432,701      2,191,540         403,597
  U.S. Government             12,066,960        756,299         111,036
  Securities Series

  1997
  DynaTech Series                682,911         67,617           1,344
  Growth Series                7,068,758        708,574          47,529
  Utilities Series             1,698,314         99,703          19,661
  Income Series               39,253,724      1,822,592         293,033
  U.S. Government             10,252,511        620,114          56,854
  Securities Series

  1996
  DynaTech Series                285,074         32,125             -0-
  Growth Series                4,835,570        505,111           7,930
  Utilities Series             3,913,659        228,611          11,242
  Income Series               46,806,723      1,739,086         136,828
  U.S. Government             13,160,355        834,565          23,231
  Securities Series

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each class has a separate distribution or "Rule 12b-1" plan. Under each plan, a fund shall pay or may reimburse
Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the funds, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A PLAN. Payments by the Growth Series and DynaTech Series under the Class A plan may not exceed 0.25% per year of Class A's average daily net assets, and Income Series, Utilities and U.S. Government Securities Series under the Class A plan may not exceed 0.15% per year of Class I's average daily net assets, payable quarterly. All distribution expenses over this amount will be borne by those who have incurred them.

In implementing the Class A plan, the board has determined that the annual fees payable under the Growth Series' and DynaTech Series' Class A plans will be equal to the sum of: (i) the amount obtained by multiplying 0.25% by the average daily net assets represented by the fund's Class A shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.15% by the average daily net assets represented by the fund's Class A shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.25% is reached on a yearly basis, up to an additional 0.05% will be paid to Distributors under the Growth Series' and DynaTech Series' Class A plans. With respect to the Income and Utilities Series, the annual fees payable under their respective Class A plans will be equal to the sum of: (i) the amount obtained by multiplying 0.15% by the average daily net assets represented by the new assets of such fund's Class A shares and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by the old assets of such fund's Class A shares. With respect to U.S. Government Securities Series, the annual fees payable under its Class A plan will be equal to the sum of: (i) the amount obtained by multiplying 0.15% by the average daily net assets represented by the new assets of such fund's Class A shares and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the old assets of the fund's Class A shares. These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.15% with respect to Income, Utilities and U.S. Government Securities Series is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under their respective Class A plan. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A expense. This means that all Class A shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.20% (0.15% plus 0.05%) for Growth and DynaTech Series; 0.12% (0.10% plus 0.02%) for Income and Utilities Series; and 0.07% (0.05% plus 0.02%) for U.S. Government Securities Series of the average daily net assets of Class A and, as Class A shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A shares purchased on or after May 1, 1994, increases in relation to outstanding Class A shares, the expenses attributable to payments under the plan will also increase (but will not exceed the maximum allowable under each Class A plan). While this is the currently anticipated calculation for fees payable under the Class A plan, the plan permits the board to allow the Growth and DynaTech Series to pay a full 0.25% and Income, Utilities, and U.S. Government Securities Series to pay a full 0.15% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A plan.

The Class A plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS B AND C PLANS. Under the Class B and C plans, the DynaTech and Growth Series pays Distributors up to 0.75% per year of the class's average daily net assets, and Utilities Series, Income Series and U.S. Government Securities Series pays Distributors up to 0.50% per year of the class's average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The DynaTech and Growth Series may also pay a servicing fee of up to 0.25% per year of the class's average daily net assets and Utilities Series, Income Series and U.S. Government Securities Series also pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable quarterly. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans are also used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

For the fiscal year ended September 30, 1998, Distributors eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans and the amounts the fund paid Distributors under the plans were:

                                     DISTRIBUTORS'     AMOUNT PAID BY
                                        ELIGIBLE        THE FUND ($)
                                      EXPENSES ($)
--------------------------------------------------------------------
DynaTech Series - Class C                106,273             62,288
Growth Series - Class C                1,736,604          1,449,870
Utilities Series - Class C               280,336            178,180
Income Series - Class A               13,604,237         11,793,854
Income Series - Class C                8,779,825          5,455,896
U.S. Government Securities             8,687,657          8,494,991
Series - Class A
U.S. Government Securities             1,937,329            999,690
Series -Class C

DYNATECH SERIES - CLASS A                    $
--------------------------------------------------------------------
Advertising                                   10,273
Printing and mailing prospectuses             55,878
  other than to current shareholders
Payments to underwriters                       9,104
Payments to broker-dealers                   358,659
Other                                             --
                                       -----------------------------
Total                                        433,914

GROWTH SERIES - CLASS A
--------------------------------------------------------------------
Advertising                                  189,714
Printing and mailing prospectuses            277,801
  other than to current shareholders
Payments to underwriters                      92,335
Payments to broker-dealers                 2,944,839
Other                                             --
                                       -----------------------------
Total                                      3,504,689

UTILITIES SERIES - CLASS A
--------------------------------------------------------------------
Advertising                                   51,255
Printing and mailing prospectuses            307,576
  other than to current shareholders
Payments to underwriters                      18,922
Payments to broker-dealers                 2,292,177
Other                                             --
                                       -----------------------------
Total                                      2,669,930

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund. The average annual total returns for the indicated periods ended September 30, 1998, were:

------------------------------------------------------------------------------
CLASS A                                     1 YEAR      5 YEARS    10 YEARS
------------------------------------------------------------------------------
DynaTech Series                             -2.87%      15.11%     15.28%
------------------------------------------------------------------------------
Growth Series                                2.01%      15.79%     13.45%
------------------------------------------------------------------------------
Utilities Series                            16.49%       7.45%     11.20%
------------------------------------------------------------------------------
Income Series                               -2.10%       7.15%     10.89%
------------------------------------------------------------------------------
U.S. Government Securities Series            3.75%       5.86%      8.03%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
CLASS C                                     1 YEAR     SINCE       INCEPTION
                                                       INCEPTION   DATE
------------------------------------------------------------------------------
DynaTech Series                             0.09%      17.64%      9/16/96
------------------------------------------------------------------------------
Growth Series                                5.32%     17.53%      5/1/95
------------------------------------------------------------------------------
Utilities Series                            19.05%     15.09%      5/1/95
------------------------------------------------------------------------------
Income Series                               -0.44%     10.16%      5/1/95
------------------------------------------------------------------------------
U.S. Government Securities Series            5.77%      7.75%      5/1/95
------------------------------------------------------------------------------

These figures were calculated according to the SEC formula:

      n
P(1+T)  = ERV

where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended September 30, 1998, were:

------------------------------------------------------------------------------
CLASS A                                     1 YEAR      5 YEARS    10 YEARS
------------------------------------------------------------------------------
DynaTech Series                             -2.87%      102.12%    314.59%
------------------------------------------------------------------------------
Growth Series                                2.01%      108.16%    253.37%
------------------------------------------------------------------------------
Utilities Series                            16.49%       43.22%    189.16%
------------------------------------------------------------------------------
Income Series                               -2.10%       41.27%    181.15%
------------------------------------------------------------------------------
U.S. Government Securities Series            3.75%       32.92%    116.58%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
CLASS C                                     1 YEAR     SINCE       INCEPTION
                                                       INCEPTION   DATE
------------------------------------------------------------------------------
DynaTech Series                              0.09%      39.23%     9/16/96
------------------------------------------------------------------------------
Growth Series                                5.32%      73.63%     5/1/95
------------------------------------------------------------------------------
Utilities Series                            19.05%      63.27%     5/1/95
------------------------------------------------------------------------------
Income Series                               -0.44%      39.19%     5/1/95
------------------------------------------------------------------------------
U.S. Government Securities Series            5.77%      29.05%     5/1/95
------------------------------------------------------------------------------

CURRENT YIELD Current yield shows the income per share earned by a fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended September 30, 1998, were:

-----------------------------------------------------------------------
CLASS A                                                 YIELD
-----------------------------------------------------------------------
Utilities Series                                      4.34%
-----------------------------------------------------------------------
Income Series                                         7.31%
-----------------------------------------------------------------------
U.S. Government Securities Series                     5.98%
-----------------------------------------------------------------------


-----------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------
Utilities Series                                      3.98%
-----------------------------------------------------------------------
Income Series                                         7.10%
-----------------------------------------------------------------------
U.S. Government Securities Series                     5.64%
-----------------------------------------------------------------------

These figures were obtained using the following SEC formula:

                    6
Yield = 2 [(a-b + 1)  - 1]
            ---
            cd

where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price value per share on the last day of the period

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rates for the 30-day period ended September 30, 1998, were:

-------------------------------------------------------------------------
CLASS A                                             DISTRIBUTION RATE
-------------------------------------------------------------------------
Utilities Series                                       4.42%
-------------------------------------------------------------------------
Income Series                                          7.38%
-------------------------------------------------------------------------
U.S. Government Securities Series                      6.08%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------
Utilities Series                                       4.42%
-------------------------------------------------------------------------
Income Series                                          7.08%
-------------------------------------------------------------------------
U.S. Government Securities Series                      5.76%
-------------------------------------------------------------------------

VOLATILITY Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The funds may include in their advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the funds may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o  Wilshire  5000 Equity Index -  represents  the return on the market value of
   all  common  equity   securities   for  which  daily  pricing  is  available.
   Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o  Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING
   TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  and  MONEY  magazines  provide
   performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

o  Morningstar  -  information   published  by  Morningstar,   Inc.,  including
   Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

In addition to the indices listed above, the following specific comparisons may be appropriate:

Utilities Series may be compared to Moody's Utilities Stock Index, an unmanaged index of utility stock performance.

DynaTech Series may be compared to:

o Hambrecht & Quist Technology Index - an unmanaged index of technology-based companies published by Hambrecht & Quist.

o Pacific Stock Exchange Technology Index - an unmanaged index representing a wide variety of technology-based companies ranging from established companies to emerging growth companies.

o Over-the-Counter (OTC) Composite Stock Index - an unmanaged index of stock performance of all stocks listed in the OTC market.

Income Series and U.S. Government Securities Series may be compared to:

o Salomon Brothers Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Standard & Poor's(R) Bond Indices - measures yield and price of corporate, municipal and government bonds.

o Other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements.

From time to time, advertisements or information for the funds may include a discussion of certain attributes or benefits to be derived from an investment in the funds. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

1. Franklin pioneered the concept of Ginnie Mae funds, and the U.S. Government Securities Series, with over [$9.4] billion in assets and more than [390,000] shareholders as of September 30, 1998, is one of the largest Ginnie Mae funds in the U.S. and the world. Shareholders in this fund, which has a history of solid performance, range from individual investors with a few thousand dollars to institutions that have invested millions of dollars.

The U.S. Government Securities Series offers investors the opportunity to invest in GNMAs, which are among the highest yielding U.S. government securities on the market.

2. Advertisements or information may also compare the funds' performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in a fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

3. Utilities Series has paid uninterrupted dividends for the past 48 years. Over the life of Utilities Series, dividends have increased in 29 of the last 48 years. Historically, equity securities of utility companies have paid a higher level of dividends than that paid by the general stock market. Utilities Series, well established for over 40 years, is the oldest mutual fund in the U.S. investing in securities issued by public utility companies, primarily in the country's fast growing regions, and the fund has been continuously managed by the same portfolio manager since 1957.

4. Income Series has paid uninterrupted dividends for the past 48 years.

5. Growth Series offers investors a convenient way to invest in a diversified portfolio focusing on companies with long-term growth prospects.

6. Growth Series made the 1990, 1991 and 1996 Forbes Mutual Fund Honor Roll for its performance in both up and down markets.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the funds' portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the funds to calculate its figures. In addition, there can be no assurance that the funds will continue their performance as compared to these other averages.

------------------------------------------------------------------------------
MISCELLANEOUS INFORMATION

The funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a fund cannot guarantee that these goals will be met.

Each fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $208 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. Each fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.




ADVISOR CLASS

STATEMENT OF
ADDITIONAL INFORMATION

FEBRUARY 1, 1999

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN(R)

The Franklin Custodian Funds, Inc. (the "Custodian Funds") is an open-end management investment company consisting of the following five series: This Statement of Additional Information (SAI) describes the four series of Custodian Funds offering Advisor Class shares: Growth Series, Income Series, U.S. Government Securities Series and Utilities Series.

This SAI is not a prospectus. It contains information in addition to the information in the funds' prospectus. The funds' prospectus, dated February 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in a fund. You should read this SAI together with the funds' prospectus.

The audited financial statements and auditor's report in the Custodian Funds' Annual Report to Shareholders, for the fiscal year ended September 30, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Directors
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------

GOALS AND STRATEGIES
------------------------------------------------------------------------------

GROWTH SERIES The fund's goal is capital appreciation. The fund will normally invest primarily in the common stocks of companies that are leaders in their industries. Current income is a secondary consideration when selecting portfolio investments. The fund's assets may be invested in shares of common stock traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report. The fund's assets may also be invested in bonds or preferred stock convertible into shares of common stock listed for trading on a national securities exchange or held in cash or cash equivalents.

INCOME SERIES The fund's goal is to maximize income while maintaining prospects for capital appreciation. The fund will normally invest in a diversified portfolio of stocks, bonds and cash equivalents. The fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The fund may also invest in preferred stocks. The fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase. The fund may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the fund's Net Asset Value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 10% limit discussed under "Illiquid securities." There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within the managers' discretion.

U.S. GOVERNMENT SECURITIES SERIES The fund's goal is income. The fund normally invests in a portfolio limited to U.S. government securities. These securities include U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies. The fund currently invests solely in Government National Mortgage Association obligations ("Ginnie Maes"), except for its investments in U.S. Treasury securities and cash. The fund's manager monitors the fund's investments and changes are made as market conditions warrant. The fund does not, however, engage in the trading of securities for the purpose of realizing short-term profits.

Ginnie Maes and the other securities included in U.S. Government Securities Series' portfolio have historically involved little risk to principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the fund. The U.S. government has never defaulted and never delayed payments of interest or principal on its obligations, however, this does not guarantee the value of a shareholder's investment in U.S. Government Securities Series. The price per share you receive when you sell your shares may be more or less than the price you paid for the shares. The dividends per share paid by the fund may also vary.

UTILITIES SERIES The fund's goals are capital appreciation and current income. The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities. The fund invests primarily in common stocks, including, from time to time, non-dividend paying common stocks if, in the opinion of the manager, these securities appear to offer attractive opportunities for capital appreciation. When buying fixed-income debt securities, the fund may invest in securities regardless of their rating depending upon prevailing market and economic conditions, including securities in the lowest rating categories and unrated securities. Most of the fund's investments, however, are rated at least Baa by Moody's or BBB by S&P. These ratings represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. They will be considered in connection with the investment of the fund's assets but will not be a determining or limiting factor. Please see the appendix for a discussion of the ratings.

With respect to unrated securities, it is also the fund's intent to buy securities that, in the view of the manager, would be comparable in quality to the fund's rated securities and have been determined to be consistent with the fund's objectives without exposing the fund to excessive risk. The fund will not buy issues that are in default or that the manager believes involve excessive risk.

INVESTMENT STRATEGIES AND POLICIES

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value per share.

RATINGS Various investment services publish ratings of some of the debt securities in which the funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by a fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in a fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

ZERO COUPON AND PAY-IN-KIND BONDS Income Series may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. See "The Funds' Risks - High yield securities" for more information about these bonds.

LOAN PARTICIPATIONS Income Series may invest up to 5% of its assets in loan participations and other related direct or indirect bank obligations. These instruments are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. The manager may acquire loan participations for the fund when it believes that over the long term appreciation will occur. Most loan participations are illiquid and, to that extent, will be included in the 10% limitation described under "Illiquid securities."

Loan participations are interests in floating or variable rate senior loans ("Loans") to U.S. corporations, partnerships and other entities ("Borrowers") which operate in a variety of industries and geographical regions. An investment in these securities, however, carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment. Loans will generally be acquired by Income Series from a bank, finance company or other similar financial services entity ("Lender").

Loans in which Income Series will purchase participation interests may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London Inter-Bank Offered Rate, the CD rate or other base lending rates used by commercial lenders. The Loans typically have the most senior position in a Borrower's capital structure, although some Loans may hold an equal ranking with other senior securities of the Borrower. Although the Loans generally are secured by specific collateral, Income Series may invest in Loans which are not secured by any collateral. Uncollateralized Loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized Loans. The collateral underlying a collateralized Loan may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Loan. Income Series is not subject to any restrictions with respect to the maturity of the Loans in which it purchases participation interests.

The Loans generally are not rated by nationally recognized statistical rating organizations. Ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Loans. Therefore, although The manager may consider such ratings in determining whether to invest in a particular Loan, such ratings, will not be the determinative factor in The manager analysis.

The Loans are not readily marketable and may be subject to restrictions on resale. Participation interests in the Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary purchases and sales of loan participations generally are conducted in private transactions between buyers and sellers. Many of the Loans in which the Income Series expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which, in The manager' opinion, should enhance the relative liquidity of such interests.

When acquiring a loan participation, Income Series will have a contractual relationship only with the Lender (typically an entity in the banking, finance or financial services industries), not with the Borrower. Income Series has the right to receive payments of principal and interest to which it is entitled only from the Lender selling the loan participation and only upon receipt by such Lender of such payments from the Borrower. In connection with purchasing loan participations, Income Series generally will have no right to enforce compliance by the Borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Lenders through set-off against the Borrower, and the fund may not directly benefit from the collateral supporting the Loan in which it has purchased the loan participation. As a result, Income Series may assume the credit risk of both the Borrower and the Lender selling the loan participation. In the event of the insolvency of the Lender selling a loan participation, Income Series may be treated as a general creditor of such Lender, and may not benefit from any set-off between such Lender and the Borrower.

TRADE CLAIMS Income Series may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the fund's investment in these instruments will not exceed 5% of its net assets at the time of acquisition.

FOREIGN SECURITIES U.S. Government Securities Series may not buy securities of foreign issuers. Income Series may invest up to 25% of its assets in foreign securities and Growth Series and Utilities Series may invest without restriction in foreign securities, if the investments are consistent with their objectives and comply with their concentration and diversification policies. The funds will ordinarily buy foreign securities that are traded in the U.S. or buy American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The funds may also buy the securities of foreign issuers directly in foreign markets. Utilities Series presently have no intention of investing more than 10% of their net assets in foreign securities not publicly traded in the U.S. Growth Series presently has no intention of investing more than 25% of its net assets in foreign securities not publicly traded in the U.S. Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations or economic or monetary policies in the U.S. or abroad, changed circumstances in dealings between nations, or changes in currency convertibility or exchange rates could result in investment losses for a fund.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Securities that are acquired by a fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the fund to be illiquid assets so long as the fund acquires and holds the securities with the intention of reselling them in the foreign trading market, the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or a foreign market, and current market quotations are readily available.

DEPOSITARY RECEIPTS American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the fund's investment policies, the fund will consider its investments in depositary receipts to be investments in the underlying securities.

CONVERTIBLE SECURITIES Each fund, except U.S. Government Securities Series, may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES The funds, other than the U.S. Government Securities Series, may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The funds (except U.S. Government Securities Series) may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be also similar to those described in which a fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the fund. The fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved. U.S. Government Securities Series does not invest in convertible preferred stocks.

STRIPPED SECURITIES U.S. Government Securities Series may buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other U.S. government securities, although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED ("TBA") TRANSACTIONS Income Series may purchase debt obligations and U.S. Government Series may purchase and sell Ginnie Mae certificates on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which either fund may purchase securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. These transactions are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. Although both funds will generally purchase these securities on a when-issued or TBA basis with the intention of acquiring such securities, they may sell such securities before the settlement date if it is deemed advisable. When a fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the fund's investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the fund relies on the seller to complete the transaction. The other party's failure to do so may cause the fund to miss a price or yield considered advantageous. Securities purchased on a when-issued, delayed delivery or TBA basis do not generally earn interest until their scheduled delivery date. Neither fund is subject to any percentage limit on the amount of its assets which may be invested in when-issued, delayed delivery or TBA purchase obligations.

ILLIQUID SECURITIES Each fund, other than U.S. Government Securities Series, may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 ("restricted securities"), or in other securities which, in the opinion of the Board, may be otherwise illiquid. Illiquid equity securities will not be purchased if, upon such purchase, such securities will constitute 5% of the value of the total net assets of a fund.

It is also the policy of each fund that illiquid securities may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the fund in which they are held. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Subject to this limitation, Custodian Funds' Board has authorized each fund, except U.S. Government Securities Series, to invest in restricted securities where such investment is consistent with each fund's investment objective and has authorized such securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. Notwithstanding the managers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the fund's objectives and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account the following factors:
(i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

REPURCHASE AGREEMENTS In a repurchase agreement, the fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. A custodian bank approved by the fund's Board of Directors holds the securities subject to resale on behalf of the fund. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked to market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The funds, however, intend to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy (I.E., banks or broker-dealers that have been determined by each fund's manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction). U.S. Government Securities Series does not engage in repurchase agreements.

LOANS OF PORTFOLIO SECURITIES Consistent with procedures approved by the Board and subject to the following conditions, each fund, except U.S. Government Securities Series, may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the fund's total assets at the time of the most recent loan. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The funds retain all or a portion of the interest received on the investment of the cash collateral or receive a fee from the borrower. The funds will continue to receive any interest or dividends paid on any loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail.

OPTIONS Each fund, except U.S. Government Securities Series, may write covered call options that trade on national securities exchanges. A call option gives the purchaser of the option the right to buy the security from the writer of the option at a set price during the term of the option. A call option is "covered" if the option writer owns the underlying security which is subject to the call or a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written.

The fund receives a premium when it writes a call option. A decline in the price of the security during the option period would offset the amount of the premium. If a call option the fund has written is exercised, the fund incurs a profit or loss from the sale of the underlying security. The writer of a call option may have no control over when the underlying securities must be sold since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. The risks associated with covered call writing are that in the event of a price increase on the underlying security, which would likely trigger the exercise of the call option, the fund will not participate in the increase in price beyond the exercise price of the option.

A fund generally may terminate its obligation under an option by entering into a closing purchase transaction. This is accomplished by buying an option identical to the option previously written. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is no guarantee that a closing purchase will be available to be effected at the time desired by the fund. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

When a fund has written an option, the fund will realize a profit from a closing transaction if the price of the transaction is less than the premium and will realize a loss if the price is more than the premium. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund until the time of repurchase. Thereafter, the fund bears the risk of the security's rise or fall in market value unless it sells the security.

The managers of the funds do not currently intend to write options which would cause the market value of any fund's open options to exceed 5% of the fund's total net assets. There is no specific limitation on a fund's ability to write covered call options. However, as a practical matter, the fund's option writing activities may be limited by federal regulations. As of the fiscal year ended September 30, 1998, there were no open options transactions in any fund. U.S. Government Securities Series does not presently engage in option transactions, as discussed in investment restriction 10, below.

Transactions in options are generally considered "derivative securities."

INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

Custodian Funds has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of Custodian Funds. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of Custodian Funds or (ii) 67% or more of the shares of Custodian Funds present at a shareholder meeting if more than 50% of the outstanding shares of Custodian Funds are represented at the meeting in person or by proxy, whichever is less.

Custodian Funds MAY NOT:

 1. Borrow money or mortgage or pledge any of the assets of the fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total asset value.

 2. Buy any securities on "margin" or sell any securities "short."

 3. Lend any funds or other assets, except by the purchase of publicly distributed bonds, debentures, notes, to-be-announced securities or other debt securities and except that securities of any fund, other than the U.S.
Government Securities Series, may be loaned to broker-dealers or other institutional investors as discussed in the fund's prospectus under "Loans of Portfolio Securities." For additional information relating to this policy see discussions under "Loan Participations" and limitations on illiquid securities under "Other Policies."

 4. Act as underwriter of securities issued by other persons except insofar as the fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 5. Invest more than 5% of the value of the gross assets of a fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities. (Growth, Income and Utilities Series also have policies that concentration of investments in a single industry may not exceed 25% of their assets, except that Utilities Series will concentrate its investments in the utilities industry.)

 6. Purchase the securities of any issuer which would result in any fund owning more than 10% of the outstanding voting securities of an issuer.

 7. Purchase from or sell to its officers and directors, or any firm of which any officer or director is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer if, to the knowledge of the fund, one or more of its officers, directors or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

 9. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The fund may, however, write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At the present, there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the U.S. Government Securities Series and, therefore, there are no option transactions available for that fund.

11. Invest in companies for the purpose of exercising control or management.

12. Purchase securities of other investment companies; except to the extent each fund invests its uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in the Franklin Templeton Group of Funds provided (i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, (ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing each fund's shares (as determined under Rule 12b-1, as amended, under the federal securities laws) and (iii) provided aggregate investments by a fund in any such money market fund do not exceed (A) the greater of (i) 5% of each fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

If a bankruptcy or other extraordinary event occurs concerning a particular security a fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

THE FUNDS' RISKS

The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that the fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.

INTEREST RATE RISK To the extent a fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

HIGH YIELD SECURITIES RISK Income Series may invest up to 100% of its net assets in non-investment grade securities. Because the fund may invest in securities below investment grade, an investment in the fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the fund invests. Accordingly, an investment in the fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Utilities Series may also invest a portion of its assets in non-investment grade securities.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the fund's portfolio defaults, the fund may have unrealized losses on the security, which may lower the fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, The manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio.

The fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The fund may also incur special costs in disposing of restricted securities, although the fund will generally not incur any costs when the issuer is responsible for registering the securities.

The fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the fund's Net Asset Value. The fund relies on The manager' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, The manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the fund will not receive any cash until the cash payment date. If the issuer defaults, the fund may not obtain any return on its investment.

Zero coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the "cash payment date"), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality. The fund is not limited in the amount of its assets that may be invested in these types of securities.

Certain of the high yielding, fixed-income securities in which the funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

GINNIE MAE RISK Ginnie Mae yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a Ginnie Mae will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in Ginnie Mae pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of Ginnie Maes as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a Ginnie Mae will be lost if the obligation is prepaid. Of course, price changes of Ginnie Maes and other securities held by U.S. Government Securities Series will have a direct impact on the net asset value per share of the fund.

FOREIGN SECURITIES RISK The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Many of the risks described below also apply to investments in depositary receipts.

The political, economic and social structures of some countries in which a fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

o Some of the countries in which the funds invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including:
o political and social uncertainty (for example, regional conflicts and risk of war)
o  currency exchange rate volatility
o  pervasiveness of corruption and crime
o  delays in settling portfolio transactions
o  risk of loss  arising  out of the system of share  registration  and custody
o comparatively smaller and less liquid than developed markets dependency upon foreign economic assistance and international trade
o less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

All of these factors make developing market equity and fixed-income securities' prices generally more volatile than securities issued in developed countries.

CURRENCY RISK Some of the funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a fund owns and a fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps that they believe are reasonably designed to address the euro issue.

REPURCHASE AGREEMENT RISK The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the fund, these risks can be controlled through careful monitoring procedures.

OFFICERS AND DIRECTORS
------------------------------------------------------------------------------

The funds have a board of directors. The board is responsible for the overall management of the Custodian Funds, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the Custodian Funds who are responsible for administering each fund's day-to-day operations. The board also monitors each fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.


                              POSITIONS AND          PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS         OFFICES WITH THE FUND  DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Director

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Director

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Edith E. Holiday (46)
3239 38th Street, N.W.
Washington, DC 20016

Director

Director, Amerada Hess Corporation (exploration and refining of natural gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present) and H.J. Heinz Company (packaged foods and allied products) (1994-present); director or trustee, as the case may be, of 25 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman (1995-1997) and Trustee (1993-1997), National Child Research Center, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (66)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Director

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Director

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Director

Director, Fund American Enterprises Holdings, Inc., MCI WorldCom, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

*Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan  (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Brian E. Lorenz (59)
One North Lexington Avenue
White Plains, NY 10001-1700

Secretary

Attorney, member of the law firm of Bleakley Platt & Schmidt; and officer of three of the investment companies in the Franklin Templeton Group of Funds.

* This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Custodian Funds pay noninterested board members $1,550 per month plus $1,500 per meeting attended. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the Custodian Funds are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the Custodian Funds and by other funds in the Franklin Templeton Group of Funds.



                         TOTAL FEES                          NUMBER OF BOARDS IN
                          RECEIVED      TOTAL FEES RECEIVED      THE FRANKLIN
                          FROM THE       FROM THE FRANKLIN    TEMPLETON GROUP OF
NAME                     CUSTODIAN       TEMPLETON GROUP OF  FUNDS ON WHICH EACH
                          FUNDS(1)           FUNDS(2)            SERVES(3)
--------------------------------------------------------------------------------
Harris J. Ashton ......   $29,476             $344,642          49
S. Joseph Fortunato ...    28,844              361,562          51
Edith Holiday .........    20,704               72,875          25
Gordon S. Macklin .....    30,072              337,292          49

(1)For the fiscal year ended September 30, 1998. During the period from October 1, 1997, through May 31, 1998, fees at the rate of $1,350 per month plus $1,300 per meeting attended were in effect.
(2)For the calendar year ended December 31, 1997.
(3)We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the funds or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Franklin Advisers, Inc. is the manager of the funds, except for Growth Series. Growth Series' manager is Franklin Investment Advisory, Inc. Each manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and selects the securities for the funds to buy, hold or sell. The managers also select the brokers who execute the funds' portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers' investment activities. To protect the funds, the managers and their officers, directors and employees are covered by fidelity insurance.

The managers and their affiliates manage numerous other investment companies and accounts. Each manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the funds. Similarly, with respect to the funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the funds or other funds they manage. Of course, any transactions for the accounts of the managers and other access persons will be made in compliance with the funds' code of ethics.

Under the funds' code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES Each fund pays the manager a fee equal to a monthly rate of:

o  5/96 of 1% of the value of net assets up to and including $100 million;
o 1/24 of 1% of the value of net assets over $100 million and not over $250 million;
o 9/240 of 1% of the value of net assets over $250 million and not over $10 billion;
o 11/300 of 1% of the value of net assets over $10 billion and not over $12.50 billion;
o 7/200 of 1% of the value of net assets over $12.5 billion and not over $15 billion;
o 1/30 of 1% of the value of net assets over $15 billion and not over $17.5 billion;
o 19/600 of 1% of the value of net assets over $17.5 billion and not over $20 billion; and
o  3/100 of 1% of the value of net assets in excess of $20 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the funds' shares pays its proportionate share of the fee.

For the last three fiscal years ended September 30, the funds paid the following management fees:

                                    Management Fees Paid ($)
------------------------------------------------------------------------------
                             1998            1997               1996
------------------------------------------------------------------------------
Growth Series              8,291,109      6,295,304       4,329,460
------------------------------------------------------------------------------
Utilities Series           9,617,382       9,987,693     12,335,820
------------------------------------------------------------------------------
Income Series             40,167,205      35,364,027     30,075,761
------------------------------------------------------------------------------
U.S. Government           42,190,481      44,411,776     48,138,799
Securities Series
------------------------------------------------------------------------------

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the managers to provide certain administrative services and facilities for the funds. FT Services is wholly owned by Resources and is an affiliate of the funds' manager and principal underwriter.

The   administrative   services  FT  Services  provides  include  preparing  and
maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The managers pays FT Services a monthly fee equal to an annual rate of:

o  0.15% of the fund's  average daily net assets up to $200 million;
o  0.135% of average  daily net assets  over $200  million up to $700  million;
o  0.10% of average daily net assets over $700 million up to $1.2 billion; and
o  0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended September 30, the manager paid FT Services the following administration fees:

                                    Administration Fees Paid ($)
-------------------------------------------------------------------------
                                       1998                 1997
-------------------------------------------------------------------------
Growth Series                       1,913,636            1,567,377
-------------------------------------------------------------------------
Utilities Series                    2,127,219            2,210,121
-------------------------------------------------------------------------
Income Series                       7,226,547            6,381,600
-------------------------------------------------------------------------
U.S. Government Securities
Series                              7,561,475            7,950,675
-------------------------------------------------------------------------

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the funds' shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The funds may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the funds. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the funds' securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Custodian Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Custodian Funds' Annual Report to Shareholders and reviews the Custodian Funds' registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

Since most purchases by the U.S. Government Securities Series are principal transactions at net prices, the U.S. Government Securities Series incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the funds' officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of a fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the funds.

During the last three fiscal years ended September 30, the funds paid the following brokerage commissions:


                                    Brokerage Commissions ($)
-------------------------------------------------------------------------------
                               1998              1997              1996
-------------------------------------------------------------------------------
Growth Series                187,647            78,178            105,528
-------------------------------------------------------------------------------
Utilities Series             811,152           1,146,668        1,525,621
-------------------------------------------------------------------------------
Income Series                549,013            848,922         1,220,342
-------------------------------------------------------------------------------
U.S. Government
Securities Series              -0-                -0-              -0-
-------------------------------------------------------------------------------

[As of September 30, 1998, the funds did not own securities of its regular broker-dealers].

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The funds calculate dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME. The funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a fund, constitute its net investment income from which dividends may be paid to you. Any distributions by a fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a fund. Any net capital gains realized by a fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. The funds, other than the U.S. Government Securities Series, are authorized to invest in foreign currency denominated securities. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt instruments are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a fund's ordinary income distributions to you, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from a fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. A fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. In order to avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o  100% of any undistributed amounts from the prior year.

Each fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your shares in one fund for shares in another Franklin Templeton fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS. As a corporate shareholder, you should note that 46.92% of the dividends paid by the Growth Series, 25.92% of the dividends paid by the Income Series and 88.24% of the dividends paid by the Utilities Series for the most recent fiscal year qualified for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a fund as eligible for such treatment. All dividends (included the deducted portion) must be included in your alternative minimum taxable income calculations.

Because the U.S. Government Securities Series' income consists of interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the U.S. Government Securities Series for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. The funds may invest in complex securities. Such investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

Each fund is a diversified series of Custodian Funds, an open-end management investment company, commonly called a mutual fund. Custodian Funds was organized as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and is registered with the SEC.

The funds currently offer four classes of shares, Class A, Class C and Advisor Class. The funds may offer additional classes of shares in the future. The full title of each class is:

o  Income Series - Class A
o  Income Series - Class B
o  Income Series - Class C
o  Income Series - Advisor Class
o  Utilities Series - Class A
o  Utilities Series - Class B
o  Utilities Series - Class C
o  Utilities Series - Advisor Class
o  Growth Series - Class A
o  Growth Series - Class B
o  Growth Series - Class C
o  Growth Series - Advisor Class
o  U.S. Government Securities Series -  Class A
o  U.S. Government Securities Series -  Class B
o  U.S. Government Securities Series -  Class C
o  U.S. Government Securities Series - Advisor Class

Shares of each class represent proportionate interests in each fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Custodian Funds for matters that affect the Custodian Funds as a whole. Additional series may be offered in the future.

Custodian Funds has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Custodian Funds does not intend to hold annual shareholder meetings. Custodian Funds or a series of Custodian Funds may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of November 5, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:

GROWTH SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

FTTC Trust Services FBO
Vivian J. Palmieri
P.O. Box 7519
San Mateo, CA 94403-7519                   119,814.904                7.8%

FTTC Trust Services FBO
Rupert Johnson IRA
P.O. Box 7519
San Mateo, CA 94403-7519                   171,574.019               11.2%

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438              208,616.473               13.6%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              175,176.159               11.4%

Franklin Templeton Fund Allocator-
Franklin Templeton Conservative Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                  85,306.752              5.5%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   207,365.020               13.5%

Franklin Templeton Fund Allocator- Franklin Templeton Growth Target Fund 1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   320,999.479               20.9%

UTILITIES SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

First Mar & Co.
101 W. Washington St.
P.O. Box 580
Marquette, MI 49855                        150,934.463               11.8%

The Washington Trust Company
23 Broad St.
Westerly, RI 02891                         132,668.980               10.4%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              396,390.662               31.0%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   110,251.118                8.6%

Franklin Templeton Fund Allocator-
Franklin Templeton Growth Target Fund 1810
Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   296,796.689               23.2%

INCOME SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438            2,047,177.911               22.0%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438            2,514,979.615               27.0%

U.S. GOVERNMENT SECURITIES SERIES

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
------------------------------------------------------------------------------
ADVISOR CLASS

Franklin Templeton Fund Allocator-
Franklin Templeton Conservative Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   987,255.696               19.1%

Franklin Templeton Fund Allocator-
Franklin Templeton Moderate Target Fund
1810 Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                 1,561,212.395               30.2%

Franklin Templeton Fund Allocator-
Franklin Templeton Growth Target Fund 1810
Gateway Dr., 3rd Flr.
San Mateo, CA 94404-2470                   892,758.541               17.3%

FTTC TTEE For ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438              277,677.088                5.4%

FTTC TTEE For ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438              762,199.039               14.8%

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of November 5, 1998, the officers and board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 4,428.423 shares of Growth Series - Class A, 3,301.229 shares of Growth Series - Advisor Class, 106.220 shares of Utilities Series - Class A, 13,335.561 shares of DynaTech Series - Class A, 85,618.868 shares of Income Series - Class A, 4,204.823 shares of Income Series - Advisor Class, 51,358.339 shares of U.S. Government Securities Series - Class A and 16,413.692 shares of U.S. Government Securities Series - Advisor Class, or less than 1% of the total outstanding Class A and Advisor Class shares of each Fund and 22,114.148 shares of Utilities Series - Advisor Class, or less than 3% of the total outstanding Advisor Class shares of Utilities Series. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

During the fiscal year ended September 30, 1998, legal fees and expenses of $111,457 were paid to the law firm of which Mr. Lorenz, an officer of Custodian Funds, is a partner, and which acts as counsel to the Fund.

------------------------------------------------------------------------------
BUYING AND SELLING SHARES

The funds continuously offers their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the funds should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the funds we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

GROUP PURCHASES As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o  Agrees to  include  Franklin  Templeton  Fund sales and other  materials  in
   publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
   Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the funds, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

DEALER COMPENSATION Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the funds' general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the funds' investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the funds marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, each fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each fund values them according to the broadest and most representative market as determined by the manager.

Each fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

Each fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the funds' shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the funds for acting as underwriter of the funds' Advisor Class shares.

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC.

For periods before January 2, 1997, Advisor Class standardized performance quotations are calculated by substituting Class A performance for the relevant time period, excluding the effect of Class A's maximum initial sales charge, and including the effect of the distribution and service (Rule 12b-1) fees applicable to the funds' Class A shares. For periods after January 2, 1997, Advisor Class standardized performance quotations are calculated as described below.

An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The average annual total returns for the indicated periods ended September 30, 1998, were:


------------------------------------------------------------------------------

                                            1 Year      5 Years    10 years
------------------------------------------------------------------------------
Growth Series                                8.47%      17.26%     14.17%
------------------------------------------------------------------------------
Utilities Series                            22.20%       8.50%     11.74%
------------------------------------------------------------------------------
Income Series                                2.82%       8.16%     11.39%
------------------------------------------------------------------------------
U.S. Government Securities Series            8.51%       6.84%      8.54%
------------------------------------------------------------------------------

These figures were calculated according to the SEC formula:

      n
P(1+T)   = ERV

where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended September 30, 1998, were:

----------------------------------------------------------------------------
                                            1 Year     5 Years   10 years
----------------------------------------------------------------------------
Growth Series                                8.47%     121.71%   276.42%
----------------------------------------------------------------------------
Utilities Series                            22.20%      50.35%   203.47%
----------------------------------------------------------------------------
Income Series                                2.82%      48.03%   194.01%
----------------------------------------------------------------------------
U.S. Government Securities Series            8.51%      39.24%   126.86%
----------------------------------------------------------------------------

CURRENT YIELD Current yield shows the income per share earned by a fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the net asset value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended September 30, 1998, were:

-----------------------------------------------------------------------
                                                        Yield
-----------------------------------------------------------------------
Utilities Series                                      4.63%
-----------------------------------------------------------------------
Income Series                                         7.78%
-----------------------------------------------------------------------
U.S. Government Securities Series                     6.35%
-----------------------------------------------------------------------

These figures were obtained using the following SEC formula:

                    6
Yield = 2 [(a-b + 1)  - 1]
            ---
            cd
where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the net asset value per share on the last day of the period

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current net asset value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rates for the 30-day period ended September 30, 1998, were:

-------------------------------------------------------------------------
                                                    Distribution Rate
-------------------------------------------------------------------------
Utilities Series                                       4.73%
-------------------------------------------------------------------------
Income Series                                          7.85%
-------------------------------------------------------------------------
U.S. Government Securities Series                      6.45%
-------------------------------------------------------------------------

VOLATILITY Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of the funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The funds may include in their advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the funds may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o  Wilshire  5000 Equity Index -  represents  the return on the market value of
   all  common  equity   securities   for  which  daily  pricing  is  available.
   Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o  Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING
   TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  and  MONEY  magazines  provide
   performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

o  Morningstar  -  information   published  by  Morningstar,   Inc.,  including
   Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

In addition to the indices listed above, the following specific comparisons may be appropriate:

Utilities Series may be compared to Moody's Utilities Stock Index, an unmanaged index of utility stock performance.

Income Series and U.S. Government Securities Series may be compared to:

o Salomon Brothers Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Standard & Poor's(R) Bond Indices - measures yield and price of corporate, municipal and government bonds.

o Other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements.

From time to time, advertisements or information for the funds may include a discussion of certain attributes or benefits to be derived from an investment in the funds. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

1. Franklin pioneered the concept of Ginnie Mae funds, and the U.S. Government Securities Series, with over [$9.4] billion in assets and more than [390,000] shareholders as of September 30, 1998, is one of the largest Ginnie Mae funds in the U.S. and the world. Shareholders in this fund, which has a history of solid performance, range from individual investors with a few thousand dollars to institutions that have invested millions of dollars.

The U.S. Government Securities Series offers investors the opportunity to invest in GNMAs, which are among the highest yielding U.S. government securities on the market.

2. Advertisements or information may also compare the funds' performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in a fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

3. Utilities Series has paid uninterrupted dividends for the past 48 years. Over the life of Utilities Series, dividends have increased in 29 of the last 48 years. Historically, equity securities of utility companies have paid a higher level of dividends than that paid by the general stock market. Utilities Series, well established for over 40 years, is the oldest mutual fund in the U.S. investing in securities issued by public utility companies, primarily in the country's fast growing regions, and the fund has been continuously managed by the same portfolio manager since 1957.

4. Income Series has paid uninterrupted dividends for the past 48 years.

5. Growth Series offers investors a convenient way to invest in a diversified portfolio focusing on companies with long-term growth prospects.

6. Growth Series made the 1990, 1991 and 1996 Forbes Mutual Fund Honor Roll for its performance in both up and down markets.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the funds' portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the funds to calculate its figures. In addition, there can be no assurance that the funds will continue their performance as compared to these other averages.

------------------------------------------------------------------------------
MISCELLANEOUS INFORMATION

The funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a fund cannot guarantee that these goals will be met.

Each fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $208 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. Each fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.



















                         FRANKLIN CUSTODIAN FUNDS, INC.
                                    File Nos.
                                     2-11346
                                     811-537

                                    FORM N-1A

                                     PART C
                                Other Information

Item 23 Exhibits

(a)   Articles of Incorporation

      (i)    Articles of Incorporation dated October 9, 1979
             Filing:  Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (ii)   Agreement  and  Articles of Merger  dated  November 7, 1979 Filing:
             Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (iii) Certificate of Amendment to Articles of Incorporation dated October 4, 1985
             Filing:  Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (iv)   Articles of Amendment dated October 14, 1985
             Filing:  Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (v) Certificate of Amendment to Articles of Incorporation dated February 24, 1989
             Filing:  Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (vi) Certificate of Amendment to Articles of Incorporation dated March 21, 1995
             Filing:  Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  April 27, 1995

      (vii)  Articles Supplementary to the Charter dated June 29, 1995
             Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  November 30, 1995

     (viii)  Articles Supplementary  to the Charter dated July 19, 1996
             Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  December 31, 1996

      (ix) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
             Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: January 29, 1998

       (x)   Articles Supplementary to the Charter dated November 4, 1996
             Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: January 29, 1998

      (xi)   Articles Supplementary to the Charter dated January 22, 1997
             Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: January 29, 1998

(b)   By-Laws

      (i)   By-Laws
            Filing: Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: April 27, 1995

(c)   Instruments Defining Rights of Security Holders

           Not Applicable

(d)   Investment Advisory Contracts

       (i) Management Agreement between the Registrant on behalf of the DynaTech Series and Franklin Advisers, Inc., dated May 1, 1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (ii)   Management Agreement between the Registrant on behalf
             of the Income Series and Franklin Advisers, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (iii) Management Agreement between the Registrant on behalf of the U.S. Government Securities Series and Franklin Advisers, Inc., dated May 1, 1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (iv) Management Agreement between the Registrant on behalf of the Utilities Series and Franklin Advisers, Inc., dated May 1, 1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (v) Management Agreement between Registrant on behalf of the Growth Series and Franklin Investment Advisory Services, Inc., dated July 1, 1997
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No.  2-11346
            Filing Date: January 29, 1998

(e)   Underwriting Contracts

      (i)    Amended and Restated Distribution Agreement between
             Registrant and Franklin/Templeton Distributors, Inc., dated March 29, 1995
             Filing: Post-Effective Amendment No. 72 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date:  November 30, 1995

      (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers

(f)  Bonus or Profit Sharing Contracts

      Not Applicable

(g)  Custodian Agreements

      (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 74 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: August 19, 1996

      (ii)  Terminal Link Agreement between Registrant and
            Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 74 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: August 19, 1996

      (iii) Amendment dated May 7, 1997 to the Master Custody
            Agreement dated February 16, 1996 between the Registrant and Bank of New York
            Filing: Post-Effective Amendment No. 77 to Registration
            Statement on Form N-1A
            File No.  2-11346
            Filing Date: January 29, 1998

      (iv) Amendment dated October 15, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York

      (v) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

      (vi) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated July 30, 1998

(h)  Other Material Contracts

      (i) Subcontract for Fund Administrative Services between the Registrant and Franklin Templeton Services, Inc., dated April 30, 1998

(i)   Legal Opinion

      (i)   Opinion and Consent of Counsel dated November 6, 1998

(j)    Other Opinions

       (i)   Consent of Independent Auditors

(k)  Omitted Financial Statements

        Not Applicable

(l)    Initial Capital Agreements

       (i)    Letter of Understanding dated April 12, 1995
              Filing: Post-Effective Amendment No. 71 to
              Registration Statement on Form N-1A
              File No. 2-11346
              Filing Date: April 27, 1995

      (ii) Subscription Agreement for DynaTech Series - Class II dated September 13, 1996
              Filing: Post-Effective Amendment No. 75 to
              Registration Statement on Form N-1A
              File No. 2-11346
              Filing Date: December 31, 1996

(m)   Rule 12b-1 Plan

       (i)   Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the DynaTech Series and
             Franklin/Templeton Distributors, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (ii)   Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the Growth Series and
             Franklin/Templeton Distributors, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (iii)  Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the Income Series and
             Franklin/Templeton Distributors, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (iv)   Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the U.S. Government Securities
             Series and Franklin/Templeton Distributors, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (v)    Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the Utilities Series and
             Franklin/Templeton Distributors, Inc., dated May 1,
             1994
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series, Income Series and U.S. Government Securities Series - Class II and Franklin/Templeton Distributors, Inc., dated March 30, 1995
             Filing: Post-Effective Amendment No. 72 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: November 30, 1995

      (vii)  Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the Growth Series - Class II and Franklin/Templeton Distributors, Inc., dated March 30, 1995
             Filing: Post-Effective Amendment No. 72 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: November 30, 1995

     (viii)  Distribution Plan pursuant to Rule 12b-1 between the
             Registrant on behalf of the DynaTech Series - Class II and Franklin/Templeton Distributors, Inc., dated
             September 16, 1996
             Filing: Post-Effective Amendment No. 75 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: December 31, 1996

(o)     Rule 18f-3 Plan

      (i)   Multiple Class Plan for DynaTech Series Class II dated June 18,
            1996
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: January 29, 1998

      (ii)  Multiple Class Plan for Growth Series dated June 18, 1996
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: January 29, 1998

      (iii) Multiple Class Plan for Utilities Series dated June 18, 1996
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: January 29, 1998

      (iv)  Multiple Class Plan for Income Series dated
            June 18, 1996
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: January 29, 1998

       (v)  Multiple Class Plan for U.S. Government Series dated
            June 18, 1996
            Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: January 29, 1998

(p)   Power of Attorney

      (i)    Power of Attorney dated February 16, 1995
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

      (ii)   Certificate of Secretary dated February 16, 1995
             Filing: Post-Effective Amendment No. 71 to
             Registration Statement on Form N-1A
             File No. 2-11346
             Filing Date: April 27, 1995

(27)  Financial Data Schedule

      (i)    Financial Data Schedule for Growth Series - Class I

      (ii)   Financial Data Schedule for Growth Series - Class II

      (iii)  Financial Data Schedule for Growth Series - Advisor Class

      (iv)   Financial Data Schedule for Utilities Series - Class I

      (v)    Financial Data Schedule for Utilities Series - Class II

      (vi)   Financial Data Schedule for Utilities Series - Advisor Class

      (vii)  Financial Data Schedule for DynaTech Series - Class I

      (viii) Financial Data Schedule for DynaTech Series - Class II

      (ix)   Financial Data Schedule for Income Series - Class I

      (x)    Financial Data Schedule for Income Series - Class II

      (xi)   Financial Data Schedule for Income Series - Advisor Class

      (xii) Financial Data Schedule for U.S. Government Securities Series - Class I

      (xiii) Financial Data Schedule for U.S. Government Securities Series - Class II

      (xiv) Financial Data Schedule for U.S. Government Securities Series - Advisor Class

Item 24  Persons Controlled by or Under Common Control with the Fund

        None

Item 25  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

Item 26  Business and Other Connections of the Investment Adviser

The officers and directors of the Registrant's managers also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Forms ADV of the Funds' investment advisors Franklin Advisers, Inc.(SEC File 801-26292), Franklin Investment Advisory Services, Inc. (SEC File 801-52152)incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27 Principal Underwriters

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889)

c) Not applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 28  Location of Accounts and Records

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, California 94404-1585.

Item 29  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30  Undertakings

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of November, 1998.

                                          FRANKLIN CUSTODIAN FUNDS, INC.
                                          (Registrant)

                                          By:  Charles B. Johnson*
                                                Charles B. Johnson
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Charles B. Johnson*               Principal Executive
Charles B. Johnson                Officer and Director
                                  Dated: November 27, 1998

Martin L. Flanagan*               Principal Financial Officer
Martin L. Flanagan                Dated: November 27, 1998

Diomedes Loo-Tam*                 Principal Accounting Officer
Diomedes Loo-Tam                  Dated: November 27, 1998

Harris J. Ashton*                 Director
Harris J. Ashton                  Dated: November 27, 1998

S. Joseph Fortunato*              Director
S. Joseph Fortunato               Dated: November 27, 1998

Edith E. Holiday                  Director
Edith E. Holiday                  Dated: November 27, 1998

Rupert H. Johnson, Jr.*           Director
Rupert H. Johnson, Jr.            Dated: November 27, 1998

Gordon S. Macklin*                Director
Gordon S. Macklin                 Dated: November 27, 1998

*By /s/ Larry L. Greene
    Larry L. Greene, Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)


                            FRANKLIN CUSTODIAN FUNDS
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

     EXHIBIT NO.                   DESCRIPTION                 LOCATION

EX-99.(a)(i)         Articles of incorporation dated              *
                     October 9, 1979

EX-99.(a)(ii)        Agreement and Articles of Merger dated       *
                     November 7, 1979

EX-99.(a)(iii)       Certificate of Amendment to Articles         *
                     of Incorporation dated October 4, 1985

EX-99.(a)(iv)        Articles of Amendment dated October          *
                     14, 1985

EX-99.(a)(v)         Certificate of Amendment to Articles         *
                       of Incorporation dated February 24,
                                      1989

EX-99.(a)(vi)        Certificate of Amendment to Articles         *
                      of Incorporation dated March 21, 1995

EX-99.(a)(vii)       Articles Supplementary to the Charter        *
                     dated June 29, 1995

EX-99.(a)(viii)      Articles Supplementary to the Charter        *
                     dated July 19, 1996

EX-99.(a)(ix)        Certificate of Correction to the             *
                     Articles Supplementary to the Charter
                     dated August 22, 1996

EX-99.(a)(x)         Articles Supplementary to the Charter        *
                     dated November 4, 1996

EX-99.(a)(xi)        Articles Supplementary to the Charter        *
                     dated January 22, 1997

EX-99.(b)(i)         By-Laws                                      *

EX-99.(d)(i)         Management Agreement between the             *
                     Registrant on behalf of the DynaTech
                     Series and Franklin Advisers, Inc.,
                     dated May 1, 1994

EX-99.(d)(ii)        Management Agreement between the             *
                     Registrant on behalf of the Income
                     Series and Franklin Advisers, Inc.,
                     dated May 1, 1994

EX-99.(d)(iii)       Management Agreement between the             *
                     Registrant on behalf of the U.S.
                     Government Securities Series and
                     Franklin Advisers, Inc., dated May 1, 1994

EX-99.(d)(iv)        Management Agreement between the             *
                     Registrant on behalf of the Utilities
                     Series and Franklin Advisers, Inc.,
                     dated May 1, 1994

EX-99.(d)(v)         Management Agreement between the             *
                     Registrant on behalf of the Growth
                     Series and Franklin Investment
                     Advisory Services, Inc., dated July 1,
                     1997

EX-99.(e)(i)         Amended and Restated Distribution            *
                     Agreement between Registrant and
                     Franklin/Templeton Distributors, Inc.,
                     dated March 29, 1995

EX-99.(e)(ii)        Forms of Dealer Agreements between        Attached
                     Franklin/Templeton Distributors, Inc.
                     and Securities Dealers

EX-99.(g)(i)         Master Custody Agreement between the         *
                     Registrant and Bank of New York dated
                     February 16, 1996

EX-99.(g)(ii)        Terminal Link Agreement between              *
                     Registrant and Bank of New York dated
                     February 16, 1996

EX-99.(g)(iii)       Amendment dated May 7, 1997 to the           *
                     Master Custody Agreement dated February
                     16, 1996 between the Registrant and Bank of New York

EX-99.(g)(iv)        Amendment dated February 27, 1998 to      Attached
                     Exhibit A in the Master Custody
                     Agreement between the Registrant and
                     Bank of New York dated February 16, 1996

EX-99.(g)(v)         Foreign Custody Manager Agreement         Attached
                     between the Registrant and Bank of New
                     York dated July 30, 1998

EX-99.(h)(i)         Subcontract for Fund Administrative       Attached
                     Services between the Registrant and
                     Franklin/Templeton Services, Inc.,
                     dated April 30, 1998

EX-99.(i)(i)         Opinion and Consent of Counsel dated      Attached
                     November 6, 1998

EX-99.(j)(i)         Consent of Independent Auditors           Attached

EX-99.(l)(i)         Letter of Understanding dated April          *
                     12, 1995

EX-99.(l)(ii)        Subscription Agreement for DynaTech          *
                     Series - Class II dated September 13,
                     1996

EX-99.(m)(i)         Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the DynaTech Series and Franklin/Templeton
                     Distributors, Inc., dated May 1, 1994

EX-99.(m)(ii)        Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the Growth Series and Franklin/Templeton
                     Distributors, Inc., dated May 1, 1994

EX-99.(m)(iii)       Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the Income Series and Franklin/Templeton
                     Distributors, Inc., dated May 1, 1994

EX-99.(m)(iv)        Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the U.S. Government Securities
                     Series and Franklin/Templeton
                     Distributors, Inc., dated May 1, 1994

EX-99.(m)(v)         Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the Utilities Series and
                     Franklin/Templeton Distributors, Inc.
                     dated May 1, 1994

EX-99.(m)(vi)        Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the Utilities Series, Income Series
                     and  U.S. Government Securities Series
                     - Class II and Franklin/Templeton
                     Distributors, Inc., dated March 30, 1995

EX-99.(m)(vii)       Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the Growth Series - Class II and
                     Franklin/Templeton Distributors,
                     Inc., dated March 30, 1995

EX-99.(m)(viii)      Distribution Plan pursuant to Rule           *
                     12b-1 between the Registrant on behalf
                     of the DynaTech  Series - Class II and
                     Franklin/Templeton Distributors, Inc.,
                     dated September 16, 1996

EX-99.(o)(i)         Multiple Class Plan for DynaTech             *
                     Series Class II dated June 18, 1996

EX-99.(o)(ii)        Multiple Class Plan for Growth Series        *
                     dated June 18, 1996

EX-99.(o)(iii)       Multiple Class Plan for Utilities            *
                     Series dated June 18, 1996

EX-99.(o)(iv)        Multiple Class Plan for Income Series        *
                     dated June 18, 1996

EX-99.(o)(v)         Multiple Class Plan for U.S.                 *
                     Government Series dated June 18, 1996

EX-99.(p)(i)         Power of Attorney dated February 16,         *
                     1995

EX-99.(p)(ii)        Certificate of Secretary dated               *
                     February 16, 1995

EX-27.(i)            Financial Data Schedule for Growth        Attached
                     Series - Class I

EX-27.(ii)           Financial Data Schedule for Growth        Attached
                     Series - Class II

EX-27.(iii)          Financial Data Schedule for Growth        Attached
                     Series - Advisor Class

EX-27.(iv)           Financial Data Schedule for Utilities     Attached
                     Series - Class I

EX-27.(v)            Financial Data Schedule for Utilities     Attached
                     Series - Class II

EX-27.(vi)           Financial Data Schedule for Utilities     Attached
                     Series - Advisor Class

EX-27.(vii)          Financial Data Schedule for DynaTech      Attached
                     Series - Class I

EX-27.(viii)         Financial Data Schedule for DynaTech      Attached
                     Series - Class II

EX-27.(ix)           Financial Data Schedule for Income        Attached
                     Series - Class I

EX-27.(x)            Financial Data Schedule for Income        Attached
                     Series - Class II

EX-27.(xi)           Financial Data Schedule for Income        Attached
                     Series - Advisor Class

EX-27.(xii)          Financial Data Schedule for U.S.          Attached
                     Government Income Fund - Class I

EX-27.(xiii)         Financial Data Schedule for U.S.          Attached
                     Government Securities Series - Class II

EX-27.(xiv)          Financial Data Schedule for U.S.          Attached
                     Government Securities Series - Advisor
                     Class

* Incorporated by reference